    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 20, 1999

                                             SECURITIES ACT FILE NO.
                                       INVESTMENT COMPANY ACT FILE NO. 811-08797
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]

                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                          POST-EFFECTIVE AMENDMENT NO.                       [ ]
                                     AND/OR
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      [ ]
                                AMENDMENT NO. 11                             [X]
                        (Check appropriate box or boxes)
                            ------------------------
                       MERCURY U.S. SMALL CAP GROWTH FUND
                    of Mercury Asset Management Funds, Inc.
               (Exact name of Registrant as specified in charter)

              800 SCUDDERS MILL ROAD, PLAINSBORO, NEW JERSEY 08536
                    (Address of Principal Executive Offices)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (888) 763-2260

                                JEFFREY M. PEEK
                                 P.O. BOX 9011
                        PRINCETON, NEW JERSEY 08543-9011
                    (Name and Address of Agent for Service)

                                   Copies to:

Counsel for the Fund:
JOEL H. GOLDBERG, Esq.                               and
Swidler Berlin Shereff Friedman, LLP                      ROBERT E. PUTNEY, III, Esq.
919 Third Avenue                                          P.O. Box 9011
New York, New York 10022                                  Princeton, New Jersey 08543-9011

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of the Registration Statement.
                            ------------------------

    It is proposed that this filing will become effective
       [ ] immediately upon filing pursuant to paragraph (b)
       [ ] on (date) pursuant to paragraph (b)
       [ ] 60 days after filing pursuant to paragraph (a)(1)
       [ ] on (date) pursuant to paragraph (a)(1)
       [ ] 75 days after filing pursuant to paragraph (a)(2)
       [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

    If appropriate, check the following box:

        [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

    Mercury Asset Management Master Trust has also executed this Registration Statement.

     THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

               SUBJECT TO COMPLETION, DATED                , 1999
                                  [MERCURY ASSET MANAGEMENT LOGO]
            Mercury U.S. Small Cap Growth Fund
                OF MERCURY ASSET MANAGEMENT FUNDS, INC.

                A SUBSCRIPTION PERIOD FOR SHARES OF THE FUND
                WILL END ON OCTOBER 26, 1999, UNLESS EXTENDED.

                THIS PROSPECTUS CONTAINS INFORMATION YOU SHOULD
                KNOW BEFORE INVESTING, INCLUDING INFORMATION
                ABOUT RISKS. PLEASE READ IT BEFORE YOU INVEST
                AND KEEP IT FOR FUTURE REFERENCE.

                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
                APPROVED OR DISAPPROVED THESE SECURITIES OR
                PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
                REPRESENTATION TO THE CONTRARY IS A
                CRIMINAL OFFENSE.
                       PROSPECTUS -               , 1999

     THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Table of Contents

                                                             PAGE

[GLOBE ICON]              FUND FACTS
                          -----------------------------------------------------------------
                          About the Mercury U.S. Small Cap Growth Fund................    2
                          Fees and Expenses...........................................    4

[MAGNIFYING GLASS ICON]   ABOUT THE DETAILS
                          -----------------------------------------------------------------
                          How the Fund Invests........................................    6
                          Investment Risks............................................    8
                          Adviser's Historical Performance Data.......................   12

[CHECKMARK ICON]          ACCOUNT CHOICES
                          -----------------------------------------------------------------
                          Pricing of Shares...........................................   17
                          How to Buy, Sell, Transfer and Exchange Shares..............   22
                          How Shares are Priced.......................................   26
                          Fee-Based Programs..........................................   27
                          Dividends and Taxes.........................................   27

[MANAGEMENT TEAM ICON]   THE MANAGEMENT TEAM
                          -----------------------------------------------------------------
                          Management of the Fund......................................   29
                          Master/Feeder Structure.....................................   30

[TELEPHONE ICON]          TO LEARN MORE
                          -----------------------------------------------------------------
                          Shareholder Reports....................................Back Cover
                          Statement of Additional Information....................Back Cover

MERCURY U.S. SMALL CAP GROWTH FUND

[GLOBE ICON]   Fund Facts


IN AN EFFORT TO HELP YOU BETTER UNDERSTAND THE MANY CONCEPTS INVOLVED IN MAKING AN INVESTMENT DECISION, WE HAVE DEFINED THE HIGHLIGHTED TERMS IN THIS PROSPECTUS IN THE SIDEBAR.

SMALL CAP COMPANIES -- companies whose total market capitalization is no greater than $2 billion at the time of initial purchase by the Fund.

COMMON STOCK -- units of ownership of a corporation.

PREFERRED STOCK -- class of capital stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets.

CONVERTIBLE SECURITIES -- corporate securities (usually preferred stock or bonds) that are exchangeable for a fixed number of other securities (usually common stock) at a set price or formula.

ABOUT THE MERCURY U.S. SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

WHAT ARE THE FUND'S OBJECTIVES?
The Fund's main objective is long-term capital growth. In other words, the Fund tries to choose investments that will increase in value. Current income from dividends and interest will not be an important consideration in selecting portfolio securities. We cannot guarantee that the Fund will achieve its objective.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a diversified portfolio of equity securities of SMALL CAP COMPANIES located in the U.S. that Fund management believes have above average prospects for earnings growth. The Fund may also invest in securities that Fund management believes are undervalued. In addition, the Fund may invest up to 10% of its assets in stocks of companies located in Canada. A company whose earnings per share grow faster than inflation and the economy in general usually has a higher stock price over time than a company with slower earnings growth. The Fund's evaluation of the prospects for a company's industry or market sector is an important factor in evaluating a particular company's earnings prospects. A company's stock is considered to be undervalued when its price is less than what Fund management believes it is worth. The Fund may purchase COMMON STOCK, PREFERRED STOCK, CONVERTIBLE SECURITIES and other instruments.

The Fund invests all of its assets in a Portfolio of Mercury Asset Management Master Trust that has the same goals as the Fund. All investments will be made at the level of the Portfolio. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of the underlying Portfolio it invests in. For simplicity, this Prospectus uses the term "Fund" to include the underlying Portfolio the Fund invests in.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

As with any equity fund, the value of the Fund's investments, and therefore the value of your Fund shares, may go up or down. If the value of the Fund's investments goes down, you may lose money. The value changes in the Fund's investments may occur because the U.S. stock market is rising or falling. At other times, there are specific factors that may affect the value of a particular investment. The Fund is subject to the risk that the stocks the Fund's adviser selects will underperform the markets or other funds with similar investment objectives and investment strategies. The Fund is also subject to the risks

 2
MERCURY U.S. SMALL CAP GROWTH FUND

[GLOBE ICON]  Fund Facts


associated with investment in securities of small cap companies, including price changes that tend to be greater and less predictable than those of securities of large cap companies or the stock market as a whole.

In addition, because the Fund invests up to 10% of its assets in securities of Canadian companies, the Fund is subject to additional risks. For example, the Fund's securities may go up or down in value depending on changes in the Canadian stock market, the relative exchange rates of the U.S. dollar and the Canadian dollar, U.S. and Canadian political and economic developments, and U.S. and Canadian laws relating to investments in Canada. Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities.

WHO SHOULD INVEST?

The Fund may be an appropriate investment for you if you:

      - Are investing with long-term goals in mind, such as retirement or funding a child's education.
      - Want a professionally managed and diversified portfolio.
      - Are not looking for current income.
      - Are prepared to receive taxable short-term capital gains.
      - Want to invest in smaller capitalization U.S. companies and can accept the additional risk and volatility associated with stocks of these companies.

MERCURY U.S. SMALL CAP GROWTH FUND                                             3

[GLOBE ICON]  Fund Facts

UNDERSTANDING EXPENSES

Fund investors pay various expenses, either directly or indirectly. Listed below are some of the main types of expenses, which all mutual funds may charge:

EXPENSES PAID DIRECTLY BY THE SHAREHOLDER:

SHAREHOLDER FEES -- these include sales charges and redemption fees, which you may pay when you buy or sell shares of the Fund.

EXPENSES PAID INDIRECTLY BY THE SHAREHOLDER:

ANNUAL FUND OPERATING EXPENSES -- expenses that cover the costs of operating the Fund.

MANAGEMENT FEE -- a fee paid to the investment adviser for managing the Fund.

DISTRIBUTION FEES -- fees used to support the Fund's marketing and distribution efforts, such as advertising and promotion.

SERVICE (ACCOUNT MAINTENANCE) FEES -- fees used to compensate dealers for account maintenance activities.

FEES AND EXPENSES
--------------------------------------------------------------------------------
The Fund offers four different classes of shares. Although your money will be invested the same way no matter which class of shares you buy, there are differences among the fees and expenses associated with each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial consultant can help you with this decision.

THIS TABLE SHOWS THE DIFFERENT FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD THE DIFFERENT CLASSES OF SHARES OF THE FUND. FUTURE EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED BELOW.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):    CLASS I       CLASS A     CLASS B(b)    CLASS C
---------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed on purchases (as a
percentage of offering price)                                  5.25%(c)      5.25%(c)         None       None
---------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds, whichever
is lower)                                                      None(d)        None(d)      4.00%(c)    1.00%(c)
---------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed on Dividend
Reinvestments                                                    None          None         None         None
---------------------------------------------------------------------------------------------------------------
Redemption Fee                                                   None          None         None         None
---------------------------------------------------------------------------------------------------------------
Exchange Fee                                                     None          None         None         None
---------------------------------------------------------------------------------------------------------------
Maximum Account Fee                                              None          None         None         None
---------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM THE FUND'S TOTAL ASSETS)(a):
---------------------------------------------------------------------------------------------------------------
MANAGEMENT FEE(e)                                               0.70%         0.70%        0.70%        0.70%
---------------------------------------------------------------------------------------------------------------
DISTRIBUTION AND/OR SERVICE (12b-1) FEES(f)                      None         0.25%        1.00%        1.00%
---------------------------------------------------------------------------------------------------------------
Other Expenses (including transfer agency fees)(g)                  %             %            %            %
Administrative Fees(h)                                          0.20%         0.20%        0.20%        0.20%
                                                                -----         -----        -----        -----
 Total Other Expenses                                               %             %            %            %
---------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(i)                             %             %            %            %
---------------------------------------------------------------------------------------------------------------

(a) The fees and expenses include the expenses of both the Fund and the Portfolio it invests in.
(b) Class B shares automatically convert to Class A shares about eight years after you buy them and will no longer be subject to distribution fees.
(c) Some investors may qualify for reductions in the sales charge (load).
(d) You may pay a deferred sales charge if you purchase $1 million or more and you redeem within one year.
(e) Paid by the Portfolio. The investment adviser pays the sub-adviser out of this fee. The investment adviser or its affiliate provides accounting services to the Portfolio at its cost.
(f) The Fund calls the "Service Fee" an "Account Maintenance Fee." Account Maintenance Fee is the term used elsewhere in this Prospectus and in all other materials. If you hold Class B or C shares for a long time, it may cost you more in distribution (12b-1) fees than the maximum sales charge that you would have paid if you had bought one of the other classes. Class B and C shares pay a Distribution Fee of 0.75% and a Service (Account Maintenance) Fee of 0.25%. Class A shares pay only a Service (Account Maintenance) Fee of 0.25%.
(g) Based on estimated amounts for the current fiscal year. The Transfer Agent is an affiliate of the investment adviser. The Fund pays the Transfer Agent a fee for each shareholder account and reimburses it for out-of-pocket expenses. The fee ranges from $11.00 to $23.00 per account (depending on the level of services required), but is set at 0.10% for certain accounts that participate in certain fee-based programs.

(h) Paid by the Fund. The administrator provides accounting services to the Fund at its cost.

(i) In addition, certain securities dealers may charge a fee to process a purchase or sale of shares.

 4
MERCURY U.S. SMALL CAP GROWTH FUND

[GLOBE ICON]  Fund Facts

EXAMPLE

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to the particular class and that the Fund's operating expenses remain the same. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in these examples. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses if you did redeem your shares:

                           CLASS I            CLASS A           CLASS B           CLASS C
------------------------------------------------------------------------------------------
 ONE YEAR                    $                 $                 $                 $
------------------------------------------------------------------------------------------
 THREE YEARS                 $                 $                 $                 $
------------------------------------------------------------------------------------------

Expenses if you did not redeem your shares:

                           CLASS I            CLASS A           CLASS B           CLASS C
------------------------------------------------------------------------------------------
 ONE YEAR                    $                 $                 $                 $
------------------------------------------------------------------------------------------
 THREE YEARS                 $                 $                 $                 $
------------------------------------------------------------------------------------------

MERCURY U.S. SMALL CAP GROWTH FUND                                             5

[MAGNIFYING GLASS ICON]   About the Details


ABOUT THE PORTFOLIO MANAGEMENT TEAM -- The Fund is managed by the U.S. small cap team, which consists of three investment professionals who are responsible for research and stock selection for the Fund. These investment professionals are also part of a larger 17 member U.S. investment team which exchanges research and discusses trends regarding U.S. industries. James A. Skinner, III is primarily responsible for the day to day management of the Fund.

ABOUT THE INVESTMENT ADVISER -- Mercury Asset Management US, a division of Fund Asset Management, L.P., is the investment adviser.

HOW THE FUND INVESTS
--------------------------------------------------------------------------------

The Fund's main objective is long-term capital growth. The Fund tries to achieve its objective by investing primarily in a diversified portfolio of equity securities of small cap companies located in the U.S. The Fund may also invest up to 10% of its assets in equity securities of companies located in Canada. In selecting securities, the Fund emphasizes those securities that Fund management believes have above average prospects for earnings growth. The Fund may also invest in securities that Fund management believes are undervalued.

The Fund will, under normal circumstances, invest at least 65% of its total assets in equity securities of small cap companies located in the U.S. The Fund may also invest in equity securities of companies of any market capitalization located in Canada and of medium or large capitalization companies located in the U.S. Normally, Canadian investments will represent 10% or less of the Fund's assets. A company's market capitalization may go up or down due to market fluctuations. The Fund will not sell a company's securities just because that company's market capitalization rises above $2 billion or another amount set by the Fund. Equity securities consist of:

      - Common Stock
      - Preferred Stock
      - Securities Convertible into Common Stock
      - Derivative securities such as options (including warrants) and futures, the value of which is based on a common stock or group of common stocks

The Fund considers a company to be "located" in the U.S. or Canada if:

      - It is legally organized in the U.S. or Canada, or
      - The primary trading market for its securities is located in the U.S. or Canada, or
      - At least 50% of the company's (and its subsidiaries') non-current assets, capitalization, gross revenues or profits have been located in the U.S. or Canada during one of the last two fiscal years

Under this definition a "foreign" company (a company organized or trading outside the U.S. or Canada, or with substantial operations outside the U.S. or Canada) may be considered to be "located" in the U.S. or Canada.

A company whose earnings per share grow faster than inflation and the economy in general usually has a higher stock price over time than a company with slower earnings growth. The Fund's evaluation of the prospects for a company's industry or market sector is an important factor in evaluating a

 6
MERCURY U.S. SMALL CAP GROWTH FUND

[MAGNIFYING GLASS ICON]  About the Details

particular company's earnings prospects. A company's stock is considered to be undervalued when the stock's current price is less than what Fund management believes a share of the company is worth. Fund management feels a company's worth can be assessed by several factors, such as:

      - sales and earnings growth
      - quality of management
      - financial resources
      - product development
      - overall business prospects
      - position to take advantage of new technologies or emerging industries
      - value of assets

A company's stock may become undervalued when most investors fail to perceive the company's strengths in one or more of these areas. Current income from dividends and interest will not be an important consideration in selecting portfolio securities. The Fund may invest in debt securities that are issued together with a particular equity security. The Fund may or may not choose to invest in derivatives to hedge (protect against price movements) or to enable it to reallocate its investments more quickly than it could by buying and selling the underlying securities.

The Fund has no stated minimum holding period for investments, and will buy or sell securities whenever Fund management sees an appropriate opportunity. The Fund does not consider potential tax consequences to Fund shareholders when it sells securities.

The Fund will normally invest almost all of its assets as described above. The Fund may, however, invest in short-term instruments, such as money market securities and repurchase agreements, to meet redemptions. The Fund may also, without limit, make short-term investments, purchase high quality bonds or buy or sell derivatives to reduce exposure to equity securities when the Fund believes it is advisable to do so (on a temporary defensive basis). Short term investments and temporary defensive positions may limit the potential for growth in the value of your shares and the Fund may therefore not achieve its investment objective.

The Fund may use many different investment strategies in seeking its investment objectives and it has certain investment restrictions. These strategies and certain of the restrictions and policies governing the Fund's investments are explained in the Fund's Statement of Additional Information. If you would like to learn more about the Fund, request the Statement of Additional Information.

MERCURY U.S. SMALL CAP GROWTH FUND                                             7

[MAGNIFYING GLASS ICON]  About the Details

INVESTMENT RISKS
--------------------------------------------------------------------------------

This section contains a summary discussion of the general risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its goals, or that the Fund's performance will be positive over any period of time.

STOCK MARKET RISK

Stock market risk is the risk that the U.S. or Canadian stock markets will go down in value, including the possibility that the U.S. or Canadian stock markets will go down sharply and unpredictably.

SELECTION RISK

Selection risk is the risk that the investments that Fund management selects will underperform the stock markets or other funds with similar investment objectives and investment strategies.

SMALL CAP RISK

Small cap risk is the specific risk associated with investment in small cap companies. Small cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails, or if management changes, or there are other adverse developments, the Fund's investment in a small cap company may lose substantial value.

Small cap securities generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the stock market as a whole. Moreover, small cap securities generally are not income-producing investments and thus, do not cushion a fund's total return from price changes.

GROWTH STYLE INVESTING RISK

Growth style investing may go in and out of favor. Small cap companies are expected to have superior earnings growth and any disappointment in earnings or growth can mean a substantial decline in the share price.

 8
MERCURY U.S. SMALL CAP GROWTH FUND

[MAGNIFYING GLASS ICON]  About the Details

CANADIAN INVESTMENT RISK

Canadian investment risk is the risk that the Fund's Canadian securities may go up or down in value depending on fluctuations in the relative exchange rates of the U.S. dollar and the Canadian dollar, U.S. and Canadian political and economic developments, and changes in U.S. and Canadian laws relating to investments in Canada.

LIQUIDITY, INFORMATION AND VALUATION RISKS

Certain securities, including securities of small companies, securities of Canadian companies and "restricted securities," may be illiquid or volatile, making it difficult or impossible to sell them at the time and at the price that the Fund would like. Restricted securities have contractual or legal restrictions on their resale and include "private placement" securities that the Fund may buy directly from the issuer. Also, important information about certain companies, securities or the markets in which they trade, may be inaccurate or unavailable. It may be difficult to value accurately these types of securities. Certain derivatives may be subject to these risks as well.

OTHER CANADIAN SECURITIES RISKS

Canadian securities are sensitive to conditions within Canada, but also tend to follow the U.S. market. Canada's economy depends heavily on exports to the U.S., Canada's largest trading partner. The Canadian economy relies strongly on the production and processing of natural resources. Historically, natural resource prices have been volatile. Demand by many citizens of the Province of Quebec for secession from Canada may significantly impact the Canadian economy.

      - The costs of Canadian securities transactions tend to be higher than those of U.S. transactions.

      - The Canadian securities market has different clearance and settlement procedures, which may cause delays. This means that the Fund's assets may be uninvested and not earning returns. The Fund may miss investment opportunities or be unable to dispose of a security because of these delays.

FOREIGN SECURITY RISKS

The Fund defines companies located in the U.S. or Canada broadly. As a result, the Fund's investments may include companies organized, traded or having substantial operations outside the U.S. or Canada. This may expose the Fund to risks associated with foreign investments.

MERCURY U.S. SMALL CAP GROWTH FUND                                             9

[MAGNIFYING GLASS ICON]  About the Details

      - The value of holdings traded outside the U.S. (and any hedging transactions in foreign currencies) will be affected by changes in currency exchange rates.

      - The costs of non-U.S. securities transactions tend to be higher than those of U.S. transactions.

      - These holdings may be adversely affected by foreign government action.

      - International trade barriers or economic sanctions against certain non-U.S. countries may adversely affect these holdings.

BORROWING AND LEVERAGE

The Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may magnify changes in the net asset value of Fund shares and the return on the Fund's investments. Borrowing will cost the Fund interest expense and other fees. These costs may reduce the Fund's return.

Certain securities that the Fund buys may create leverage, including, for example, derivative securities. Like borrowing, these investments may increase the Fund's exposure to risk.

DERIVATIVES

The Fund may also use instruments referred to as "Derivatives." Derivatives are financial instruments whose value is derived from another security, a commodity (such as gold or oil) or an index (a measure of value or rates, such as the S&P 500 or the prime lending rate). Derivatives can allow the Fund to increase or decrease its level of risk exposure more quickly and efficiently than transactions in other types of instruments. Derivatives, however, are volatile and involve significant risks, including many of the risks described above. Derivatives may not always be available or cost efficient. If the Fund invests in derivatives, the investments may not be effective as a hedge against price movements and can limit potential for growth in Fund share value. Other risks include:

      - Credit risk -- the risk that the counterparty on a derivative transaction will be unable to honor its financial obligation to the Fund.

      - Currency risk -- the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.

      - Leverage risk -- the risk associated with certain types of investments or trading strategies that relatively small market movements

 10
MERCURY U.S. SMALL CAP GROWTH FUND

[MAGNIFYING GLASS ICON]  About the Details

       may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

      - Liquidity risk -- the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

      - Index risk -- If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

The Fund may use the following types of derivative instruments: futures, forwards, options, indexed and inverse securities and swaps.

CONVERTIBLE SECURITIES

Convertible securities, including bonds and preferred stock, are convertible into common stock. As a result of the conversion feature, the interest or dividend rate on a convertible security is generally less than would be the case if the security were not convertible. The value of a convertible security will be affected both by its stated interest or dividend rate and the value of the underlying common stock. Therefore, its value will be affected by the factors that affect both debt securities (such as interest rates) and equity securities (such as stock market movements generally). Some convertible securities might require the Fund to sell the securities back to the issuer or a third party at a time that is disadvantageous to the Fund.

DEBT SECURITIES

Debt securities, such as bonds, involve credit risk, which is the risk that the borrower will not make timely payments of principal and interest. These securities are also subject to interest rate risk, which is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than shorter term securities.

MERCURY U.S. SMALL CAP GROWTH FUND                                            11

[MAGNIFYING GLASS ICON]  About the Details

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

If you would like further information about the Fund, including additional details about how it invests, please see the Statement of Additional Information.
ADVISER'S HISTORICAL PERFORMANCE DATA
--------------------------------------------------------------------------------

The following tables present historical performance data for all accounts that have been managed by the investment adviser or a Mercury affiliate that have substantially similar (although not necessarily identical) objectives and policies to the Fund's, and that have been managed using investment styles and strategies substantially similar to those to be used in managing the Fund. THESE FIGURES DO NOT REPRESENT THE PERFORMANCE OF THE FUND. The Fund is newly organized and does not yet have a performance record. The Fund's actual performance may be higher or lower, and past performance is no guarantee of future results.

The composite figures shown in the tables presented below were calculated in the following manner:

      - All of the accounts in the composite were managed by the investment adviser's Mercury affiliates. Accounts were included only to the extent that the investment process used by each of these affiliates, including the resources available to the portfolio managers and the supervisory review, is the same as the process to be used by the investment adviser in managing the Fund. As a practical matter, there is no significant distinction between the process used in determining the recommendations the investment adviser makes for the Fund and the process its Mercury affiliates have used in determining the recommendations for the accounts in the composite.

      - The accounts included in the composite are not U.S. mutual funds, and are not subject to the same rules and regulations under the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended (for example, diversification and liquidity requirements and restrictions on transactions with affiliates) as the Fund, or to the same types of expenses that the Fund will pay. These differences might have adversely affected the performance figures shown below.

      - The composite figures have been calculated by weighting the performance of each included account by the level of the
 12
MERCURY U.S. SMALL CAP GROWTH FUND

[MAGNIFYING GLASS ICON]  About the Details

        account's total assets at the beginning of each monthly or quarterly period. Accounts were added to the composite as of the first full quarter under management and excluded at the end of the last full quarter under management. Accordingly, the number of accounts included in the composite vary by quarter, beginning with one from October 1, 1994 through December 31, 1995, and increasing to three in the most recent quarter.

      - The performance of each of the accounts in the composite may have been influenced by the level of the account's total assets. If an account's assets had been different, its performance might have been higher or lower.

      - The accounts presented were accounted for in various base currencies other than U.S. dollars. The Fund will calculate its net asset value daily in U.S. dollars. For purposes of this presentation, the accounts' performance history was converted into U.S. dollars on at least a quarterly basis using exchange rate movements to approximate the equivalent U.S. dollar returns which might have been achieved.

      - The figures shown below represent the performance, converted, where necessary, to U.S. dollars, of the composite's included accounts. THEY ARE NOT THE PERFORMANCE OF THE FUND. Figures show total returns. Total return shows you how much an investment has changed in value over the stated time period and includes both capital appreciation and income. The first table reflects average annual total returns. This smooths out variations in annual performance by averaging returns over the stated period. The second table shows actual total returns for each one year period.

      - To provide you with additional information, these composite performance figures are presented two different ways. The "Gross of Fees and Charges" row reflects the composite's gross performance -- that is, performance before any deductions for fees or expenses. These figures are hypothetical and presented for information only; they do not reflect actual performance of the accounts because the accounts would have paid fees and expenses. The first table (average annual total returns) also includes a "Net of Fees and Charges" section, which reflects adjustments of the gross performance to reflect the deduction of

MERCURY U.S. SMALL CAP GROWTH FUND                                            13

[MAGNIFYING GLASS ICON]  About the Details

        all of the fees and expenses that the Fund and a shareholder is projected to pay as shown in the "Fees and Expenses" section at the beginning of the Prospectus. Like the gross figures, the net figures are hypothetical, because they do not reflect the actual fees and charges paid by the included accounts. The net figures assume the shareholder bought the shares at the beginning of the period and sold (redeemed) the shares at the end of the period. To the extent the Fund's expenses deviate from the projections, the "Net of Fees and Charges" figures will be inaccurate. The effect would be greater over longer periods due to compounding. The "Net of Fees and Charges" performance figures differ by class because the sales charges and account maintenance fees differ for each class of shares. The net figures shown -- that is, the performance results after all applicable deductions -- are equal to or lower than the actual net results of the included accounts.

      - Both tables include figures for two benchmark indexes (Russell 2000 Index and Russell 2000 Growth Index) and for the Lipper Small-Cap Growth Funds universe so that you can compare the composite's performance to the performance of the market as a whole. The Russell 2000 Index and the Russell 2000 Growth Index are unmanaged indexes and do not reflect any fees or charges. The Lipper Small-Cap Growth Funds Average reflects advisory fees and other fees and charges, but does not reflect front-end or contingent deferred sales charges.

 14
MERCURY U.S. SMALL CAP GROWTH FUND

[MAGNIFYING GLASS ICON]  About the Details
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

THIS IS NOT THE FUND'S PERFORMANCE.

                                                                                                                        FOR
                                            FOR                FOR                FOR                FOR             FOUR-YEAR
                                         ONE-YEAR           TWO-YEAR          THREE-YEAR          FOUR-YEAR        AND NINE-MONTH
                                       PERIOD ENDED       PERIOD ENDED       PERIOD ENDED       PERIOD ENDED        PERIOD ENDED
                                       JUNE 30, 1999      JUNE 30, 1999      JUNE 30, 1999      JUNE 30, 1999      JUNE 30, 1999
---------------------------------------------------------------------------------------------------------------------------------
COMPOSITE OF SIMILAR ACCOUNTS,
RECALCULATED:
---------------------------------------------------------------------------------------------------------------------------------
NET OF FEES AND CHARGES (2):
---------------------------------------------------------------------------------------------------------------------------------
 CLASS I FEES AND CHARGES                      %                  %                  %                  %                   %
---------------------------------------------------------------------------------------------------------------------------------
 CLASS A FEES AND CHARGES
---------------------------------------------------------------------------------------------------------------------------------
 CLASS B  FEES AND CHARGES
---------------------------------------------------------------------------------------------------------------------------------
 CLASS C  FEES AND CHARGES
---------------------------------------------------------------------------------------------------------------------------------
GROSS OF FEES AND CHARGES (3):
---------------------------------------------------------------------------------------------------------------------------------
RUSSELL 2000 INDEX (4):
---------------------------------------------------------------------------------------------------------------------------------
RUSSELL 2000 GROWTH INDEX (5):
---------------------------------------------------------------------------------------------------------------------------------
LIPPER SMALL-CAP GROWTH FUNDS
AVERAGE (DOES NOT INCLUDE SALES
CHARGES) (6):
---------------------------------------------------------------------------------------------------------------------------------

(1) The investment adviser and its affiliates first began managing accounts with substantially similar objectives and policies to those of the Fund on October 1, 1994.

(2) Reflects the reinvestment of dividends and distributions, and the deduction of all fees and expenses that the Fund and a shareholder are projected to pay (including the maximum front-end sales charges paid when purchasing shares, or the maximum deferred sales charge paid upon redeeming shares at the end of each period shown). To the extent the Fund's expenses deviate from the projections, the "Net of Fees and Charges" figures will be inaccurate. The effect would be greater over longer periods due to compounding.

(3) Does not reflect the deduction of any fees, charges or expenses other than certain brokerage commissions. These figures are hypothetical and presented for information only; they do not reflect actual performance of the accounts because the accounts would have paid fees and expenses.

(4) An unmanaged index                 . No sales charges, 12b-1 fees or
    advisory fees, and no other expenses (e.g., custody or brokerage fees) are reflected in the total returns of the index. Index returns reflect reinvestment of net dividends and distributions.

(5) An unmanaged index             . No sales charges, 12b-1 fees or advisory
    fees, and no other expenses (e.g. custody or brokerage fees) are reflected in the total returns of the index. Index returns reflect reinvestment of net dividends and distributions.

(6) An average of the performance of U.S. investment companies that invest primarily in companies with market capitalizations of less than $1 billion at the time of purchase. The average does not reflect front-end or contingent deferred sales charges that might be paid by an investor in a fund included in the average, but does include 12b-1 fees, advisory fees and other expenses. The average also reflects reinvestment of dividends and distributions.

                                              MERCURY U.S. SMALL CAP GROWTH FUND

[MAGNIFYING GLASS ICON]  About the Details
TOTAL RETURNS ON AN ANNUAL BASIS
--------------------------------------------------------------------------------

THIS IS NOT THE FUND'S PERFORMANCE.

                                              FOR THE SIX                                                     FOR THE PERIOD
                                             MONTHS ENDED          FOR EACH YEAR ENDED DECEMBER 31,         OCTOBER 1, 1994 TO
                                             JUNE 30, 1999         1997          1996          1995        DECEMBER 31, 1994(1)
---------------------------------------------------------------------------------------------------------------------------------
COMPOSITE OF SIMILAR ACCOUNTS,
RECALCULATED: GROSS OF FEES AND
CHARGES (2):                                          %                %             %             %                    %
---------------------------------------------------------------------------------------------------------------------------------
RUSSELL 2000 INDEX (3):
---------------------------------------------------------------------------------------------------------------------------------
RUSSELL 2000 GROWTH INDEX (4):
---------------------------------------------------------------------------------------------------------------------------------
LIPPER SMALL CAP GROWTH FUNDS
AVERAGE (DOES NOT INCLUDE SALES
CHARGES) (5):
---------------------------------------------------------------------------------------------------------------------------------

(1) The investment adviser and its affiliates first began managing accounts with substantially similar objectives and policies to those of the Fund on October 1, 1994.

(2) Does not reflect the deduction of any fees, charges or expenses, other than certain brokerage commissions. These figures are hypothetical and presented for information only; they do not reflect actual performance of the accounts because the accounts would have paid fees and expenses. If these fees and expenses were included, the performance figures would be lower.

(3) An unmanaged index       . No sales charges, 12b-1 fees or advisory fees,
    and no other expenses (e.g., custody or brokerage fees) are reflected in the total returns of the index. Index returns reflect reinvestment of net dividends and distributions.

(4) An unmanaged index      . No sales charges, 12b-1 fees or advisory fees, and
    no other expenses (e.g. custody or brokerage fees) are reflected in the total returns of the index. Index returns reflect reinvestment of net dividends and distributions.

(5) An average of the performance of U.S. investment companies that invest primarily in companies with market capitalizations of less than $1 billion at the time of purchase. The average does not reflect front-end or contingent deferred sales charges that might be paid by an investor in a fund included in the average, but does include 12b-1 fees, advisory fees and other expenses. The average also reflects reinvestment of dividends and distributions.

 16                                           MERCURY U.S. SMALL CAP GROWTH FUND

[CHECKMARK ICON]   Account Choices
PRICING OF SHARES
--------------------------------------------------------------------------------

The Fund offers four classes of shares, each with its own sales charge and expense structure allowing you to invest in the way that best suits your needs. Each share class represents an ownership interest in the same investment portfolio. The class of shares you should choose will be affected by the size of your investment and how long you plan to hold your shares. Your financial consultant can help you determine which pricing option is best suited to your personal financial goals.

For example, if you select Class I or A shares, you generally pay a sales charge at the time of purchase. You may be eligible for a sales charge waiver. If you buy Class A shares, you also pay an ongoing account maintenance fee of 0.25%.

If you select Class B or C shares, you will invest the full amount of your purchase price, but you will be subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying an initial sales charge. In addition, you may be subject to a deferred sales charge when you sell Class B or C shares.

The Fund's shares are distributed by Mercury Funds Distributor, a division of Princeton Funds Distributor, Inc.

A subscription period for the shares will end on October 26, 1999, unless extended. Subscriptions will be payable, shares will be issued and the Fund will commence operations on the third business day after the end of the subscription period. The Fund or the Distributor can terminate the subscription offering at any time, in which case the Fund will not commence operations or will commence operations with a limited number of shares.

After the Fund commences operations, shares can be purchased on each business day.

MERCURY U.S. SMALL CAP GROWTH FUND                                            17

[CHECKMARK ICON]  Account Choices

To better understand the pricing of the Fund's shares, we have summarized the information below:

                               CLASS I                   CLASS A                   CLASS B                  CLASS C
---------------------------------------------------------------------------------------------------------------------------
AVAILABILITY?          LIMITED TO CERTAIN        GENERALLY AVAILABLE       GENERALLY AVAILABLE      GENERALLY AVAILABLE
                       INVESTORS INCLUDING:      THROUGH SELECTED          THROUGH SELECTED         THROUGH SELECTED
                       - Current Class I         SECURITIES DEALERS.       SECURITIES DEALERS.      SECURITIES DEALERS.
                         shareholders
                       - Certain Retirement
                         Plans
                       - Participants of
                       certain sponsored
                         programs
                       - Certain affiliates of
                         selected securities
                         dealers
---------------------------------------------------------------------------------------------------------------------------
INITIAL SALES CHARGE?  YES. PAYABLE AT TIME OF   YES. PAYABLE AT TIME OF   NO. ENTIRE PURCHASE      NO. ENTIRE PURCHASE
                       PURCHASE. LOWER SALES     PURCHASE. LOWER SALES     PRICE IS INVESTED IN     PRICE IS INVESTED IN
                       CHARGES AVAILABLE FOR     CHARGES AVAILABLE FOR     SHARES OF THE FUND.      SHARES OF THE FUND.
                       CERTAIN LARGER            CERTAIN LARGER
                       INVESTMENTS.              INVESTMENTS.
---------------------------------------------------------------------------------------------------------------------------
DEFERRED SALES         NO. (MAY BE CHARGED FOR   NO. (MAY BE CHARGED FOR   YES. PAYABLE IF YOU      YES. PAYABLE IF YOU
CHARGE?                PURCHASES OVER $1         PURCHASES OVER $1         REDEEM WITHIN SIX YEARS  REDEEM WITHIN ONE YEAR
                       MILLION THAT ARE          MILLION THAT ARE          OF PURCHASE.             OF PURCHASE.
                       REDEEMED WITHIN ONE       REDEEMED WITHIN ONE
                       YEAR.)                    YEAR.)
---------------------------------------------------------------------------------------------------------------------------
ACCOUNT MAINTENANCE    NO.                       0.25% ACCOUNT             0.25% ACCOUNT            0.25% ACCOUNT
AND DISTRIBUTION                                 MAINTENANCE FEE. NO       MAINTENANCE FEE. 0.75%   MAINTENANCE FEE. 0.75%
FEES?                                            DISTRIBUTION FEE.         DISTRIBUTION FEE.        DISTRIBUTION FEE.
---------------------------------------------------------------------------------------------------------------------------
CONVERSION TO CLASS A  NO.                       NO.                       YES, AUTOMATICALLY       NO.
SHARES?                                                                    AFTER APPROXIMATELY 8
                                                                           YEARS.
---------------------------------------------------------------------------------------------------------------------------

 18                                           MERCURY U.S. SMALL CAP GROWTH FUND

[CHECKMARK ICON]  Account Choices

RIGHT OF ACCUMULATION -- permits you to pay the sales charge applicable to the cost or value (whichever is higher) of all shares you own in the Mercury mutual funds.

LETTER OF INTENT -- permits you to pay the sales charge that would be applicable if you add up all shares of Mercury mutual funds that you agree to buy within a 13 month period. Certain restrictions apply.

CLASS I AND A SHARES -- INITIAL SALES CHARGE OPTIONS

The public offering price of Class I and Class A shares during the subscription period is $10.00 per share. If you select Class I or A shares, you will pay a sales charge at the time of purchase (whether during or after the subscription period) as shown in the following table. During the subscription period, securities dealers will receive compensation equal to the entire sales charge (and therefore, may be deemed to be underwriters). After the subscription period, the dealer compensation will be as shown in the last column.

                                                                           DEALER
                                                                        COMPENSATION
                                AS A % OF            AS A % OF            AS A % OF
     YOUR INVESTMENT         OFFERING PRICE      YOUR INVESTMENT*      OFFERING PRICE
---------------------------------------------------------------------------------------
 LESS THAN $25,000                5.25%                5.54%                5.00%
---------------------------------------------------------------------------------------
 $25,000 BUT LESS THAN
 $50,000                          4.75%                4.99%                4.50%
---------------------------------------------------------------------------------------
 $50,000 BUT LESS THAN
 $100,000                         4.00%                4.17%                3.75%
---------------------------------------------------------------------------------------
 $100,000 BUT LESS THAN
 $250,000                         3.00%                3.09%                2.75%
---------------------------------------------------------------------------------------
 $250,000 BUT LESS THAN
 $1,000,000                       2.00%                2.04%                1.80%
---------------------------------------------------------------------------------------
 $1,000,000 AND OVER**            0.00%                0.00%                0.00%
---------------------------------------------------------------------------------------

 * Rounded to the nearest one-hundredth percent.

** If you invest $1,000,000 or more in Class I or A shares, you may not pay an initial sales charge. However, if you redeem your shares within one year after purchase, you may be charged a deferred sales charge. This charge is 1% of the lesser of the original cost of the shares being redeemed or your redemption proceeds. A sales charge of 0.75% will be charged on purchases of $1,000,000 or more of Class I and A shares by certain employer sponsored retirement or savings plans.

No initial sales charge applies to Class I or Class A shares that you buy through reinvestment of dividends or distributions.

A reduced or waived sales charge on a purchase of Class I or A shares may apply for:

      - Purchases under a RIGHT OF ACCUMULATION or LETTER OF INTENT.
      - Certain trusts managed by banks, thrifts or trust companies including those affiliated with Mercury or its affiliates.
      - Certain employer-sponsored retirement or savings plans.

MERCURY U.S. SMALL CAP GROWTH FUND                                            19

[CHECKMARK ICON]  Account Choices

      - Certain investors, including directors of mutual funds sponsored by Mercury or its affiliates, employees of Mercury and its affiliates and employees of selected dealers.
      - Certain fee-based programs managed by Mercury or its affiliates.
      - Certain fee-based programs managed by selected dealers that have an agreement with Mercury or its affiliates.
      - Purchases through certain financial advisers that meet and adhere to standards established by Mercury.

Only certain investors are eligible to buy Class I shares, including existing Class I shareholders of the Fund, certain retirement plans and participants in certain programs sponsored by Mercury or its affiliates. Your financial consultant can help you determine whether you are eligible to buy Class I shares or to participate in any of these programs.

If you decide to buy shares under the initial sales charge alternative and you are eligible to buy both Class I and Class A shares, you should buy Class I shares since Class A shares are subject to a 0.25% account maintenance fee, while Class I shares are not.

If you redeem Class I or Class A shares and within 30 days buy new shares of the same class, you will not pay a sales charge on the new purchase amount. The amount eligible for this "Reinstatement Privilege" may not exceed the amount of your redemption proceeds. To exercise the privilege, contact your financial consultant or the Fund's Transfer Agent at 1-888-763-2260.

CLASS B AND C SHARES -- DEFERRED SALES CHARGE OPTIONS

If you select Class B or Class C shares, you do not pay an initial sales charge at the time of purchase. However, if you redeem your Class B shares within six years after purchase or Class C shares within one year after purchase, you may be required to pay a deferred sales charge. You will also pay distribution fees of 0.75% and account maintenance fees of 0.25% each year under a distribution plan that the Fund has adopted under Rule 12b-1 under the Investment Company Act of 1940. The Distributor uses the money that it receives from the deferred sales charge and the distribution fees to cover the costs of marketing, advertising and compensating the financial consultant or other dealer who assists you in your decision to purchase Fund shares. The public offering price of Class B and C shares during the subscription period will be $10.00 per share.

 20
MERCURY U.S. SMALL CAP GROWTH FUND

[CHECKMARK ICON]  Account Choices

CLASS B SHARES

If you redeem Class B shares within six years after purchase, you may be charged a deferred sales charge. The amount of the charge gradually decreases as you hold your shares over time, according to the following schedule:

  YEAR SINCE PURCHASE      Sales Charge*
------------------------------------------
 0 - 1                    4.00%
------------------------------------------
 1 - 2                    4.00%
------------------------------------------
 2 - 3                    3.00%
------------------------------------------
 3 - 4                    3.00%
------------------------------------------
 4 - 5                    2.00%
------------------------------------------
 5 - 6                    1.00%
------------------------------------------
 6 AND AFTER              0.00%
------------------------------------------

* The percentage charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. Shares acquired by dividend or capital gain reinvestment are not subject to a deferred sales charge. Mercury funds may not all have identical deferred sales charge schedules. In the event of an exchange for the shares of another Mercury fund, the higher charge, if any, would apply.

The deferred sales charge relating to Class B shares may be reduced or waived in certain circumstances, such as:

      - Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old (certain legal documentation may be required at the time of liquidation establishing eligibility for qualified distribution).
      - Redemption by certain eligible 401(a) and 401(k) plans and certain retirement plan rollovers.
      - Redemption in connection with participation in certain fee-based programs managed by Mercury or its affiliates.
      - Redemption in connection with participation in certain fee-based programs managed by selected dealers that have agreements with Mercury or its affiliates.
      - Withdrawals resulting from shareholder death or disability as long as the waiver request is made within one year after death or disability or, if later, reasonably promptly following completion of probate, or in connection with involuntary termination of an account in which Fund shares are held (certain legal documentation may be required at the time of liquidation establishing eligibility for qualified distribution).

MERCURY U.S. SMALL CAP GROWTH FUND                                            21

[CHECKMARK ICON]  Account Choices

      - Withdrawal through the Systematic Withdrawal Plan of up to 10% per year of your account value at the time the plan is established.

Your Class B shares convert automatically into Class A shares approximately eight years after purchase. Any Class B shares received through reinvestment of dividends or distributions paid on converting shares will also convert at that time. Class A shares are subject to lower annual expenses than Class B shares. The conversion of Class B shares to Class A shares is not a taxable event for Federal income tax purposes.

Different conversion schedules may apply to Class B shares of different Mercury mutual funds. If you acquire your Class B shares in an exchange from another fund with a shorter conversion schedule, the Fund's eight year conversion schedule will apply. If you exchange your Class B shares in the Fund for Class B shares of a fund with a longer conversion schedule, the other fund's conversion schedule will apply. In any event, the length of time that you hold the original and exchanged Class B shares in both funds will count toward the conversion schedule.

The conversion schedule may be modified in certain other cases as well.

CLASS C SHARES

If you redeem Class C shares within one year after purchase, you may be charged a deferred sales charge of 1.00%. The charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. You will not be charged a deferred sales charge when you redeem shares that you acquire through reinvestment of Fund dividends or distributions. The deferred sales charge relating to Class C shares may be reduced or waived in connection with participation in certain fee-based programs, involuntary termination of an account in which Fund shares are held, and withdrawals through the Systematic Withdrawal Plan.

Class C shares do not offer a conversion privilege.

HOW TO BUY, SELL, TRANSFER AND EXCHANGE SHARES
--------------------------------------------------------------------------------

The chart below summarizes how to buy, sell, transfer and exchange shares through certain securities dealers. You may also buy shares through the Transfer Agent. To learn more about buying shares through the Transfer Agent, call 1-888-763-2260. Because the selection of a mutual fund involves many considerations, your financial consultant may help you with this decision. The Fund does not issue share certificates.

 22
MERCURY U.S. SMALL CAP GROWTH FUND

[CHECKMARK ICON] Account Choices

  IF YOU WANT TO                YOUR CHOICES                           INFORMATION IMPORTANT FOR YOU TO KNOW
------------------------------------------------------------------------------------------------------------------------
BUY SHARES             First, select the share class        Please refer to the pricing of shares table on page 18. Be
                       appropriate for you                  sure to read this Prospectus carefully.
                       -------------------------------------------------------------------------------------------------
                       Next, determine the amount of        The minimum initial investment for the Fund is $1,000 for
                       your investment                      all accounts except:
                                                            - $500 for certain fee-based programs
                                                            - $100 for retirement plans
                                                            (The minimums for initial investments may be waived or
                                                            reduced under certain circumstances.)
                       -------------------------------------------------------------------------------------------------
                       Have your financial consultant       The price of your shares is based on the next calculation of
                       or securities dealer submit          net asset value after your order is placed. Any purchase
                       your purchase order                  orders placed prior to the close of business on the New York
                                                            Stock Exchange (generally 4:00 p.m. Eastern time) will be
                                                            priced at the net asset value determined that day.
                                                            Purchase orders received after that time will be priced at the net asset value determined on the next business day. The
                                                            Fund may reject any order to buy shares and may suspend the sale of shares at any time. Certain securities dealers may charge a fee to process a purchase. For example, the fee
                                                            charged by Merrill Lynch, Pierce, Fenner & Smith
                                                            Incorporated is currently $5.35. The fees charged by other securities dealers may be higher or lower.
                       -------------------------------------------------------------------------------------------------
                       Or contact the Transfer Agent        Instead of purchasing through a financial consultant or
                                                            securities dealer, you can purchase shares of the Fund by
                                                            calling the Transfer Agent to request an application and
                                                            mailing a purchase order directly to the Transfer Agent at the address on the inside back cover of this Prospectus.
------------------------------------------------------------------------------------------------------------------------
ADD TO YOUR            Purchase additional shares           The minimum investment for additional purchases is $100 for
INVESTMENT                                                  all accounts except:
                                                            - $50 for certain fee-based programs
                                                            - $1 for retirement plans
                                                            (The minimums for additional purchases may be waived under certain circumstances.)
                       -------------------------------------------------------------------------------------------------
                       Acquire additional shares            All dividends and capital gains distributions are
                       through the automatic dividend       automatically reinvested without a sales charge.
                       reinvestment plan
                       -------------------------------------------------------------------------------------------------
                       Participate in the automatic         You may automatically invest a specific amount in the Fund
                       investment plan                      on a periodic basis through your securities dealer:
                                                            - The current minimum for such automatic investments is
                                                            $100. The minimum may be waived or revised under certain
                                                              circumstances.
------------------------------------------------------------------------------------------------------------------------

                                              MERCURY U.S. SMALL CAP GROWTH FUND

[CHECKMARK ICON] Account Choices

  IF YOU WANT TO                YOUR CHOICES                           INFORMATION IMPORTANT FOR YOU TO KNOW
------------------------------------------------------------------------------------------------------------------------
TRANSFER SHARES TO     Transfer to a participating          To transfer your shares of the Fund to another securities
ANOTHER SECURITIES     securities dealer                    dealer, authorized dealer agreements must be in place
DEALER                                                      between the Distributor and the transferring securities
                                                            dealer and the Distributor and the receiving securities
                                                            dealer. Certain shareholder services may be available for
                                                            all transferred shares. All future trading of these shares must be coordinated by the receiving securities dealer.
                       -------------------------------------------------------------------------------------------------
                       Transfer to a non-participating      You cannot transfer your shares of the Fund to a securities
                       securities dealer                    dealer that does not have an authorized dealer agreement
                                                            with the Distributor.
                                                            You must either:
                                                            - Transfer your shares to an account with the Transfer
                                                              Agent; or
                                                            - Sell your shares, paying any applicable CDSC.
------------------------------------------------------------------------------------------------------------------------
SELL YOUR SHARES       Have your financial consultant       The price of your shares is based on the next calculation of
                       or securities dealer submit          net asset value after your order is placed. For your
                       your sales order                     redemption request to be priced at the net asset value on
                                                            the day of your request, you must submit your request to
                                                            your dealer prior to that day's close of business on the New
                                                            York Stock Exchange (the New York Stock Exchange generally closes at 4:00 p.m. Eastern time). Any redemption request
                                                            placed after that time will be priced at the net asset value at the close of business on the next business day. Dealers must submit redemption requests to the Fund not more than
                                                            thirty minutes after the close of business on the New York
                                                            Stock Exchange on the day the request was received.
                                                            Certain securities dealers may charge a fee to process a
                                                            sale of shares. For example, the fee charged by Merrill
                                                            Lynch, Pierce, Fenner & Smith Incorporated is currently
                                                            $5.35. The fees charged by other securities dealers may be higher or lower.
                                                            The Fund may reject an order to sell shares under certain
                                                            circumstances.
                       -------------------------------------------------------------------------------------------------
                       Sell through the Transfer Agent      You may sell shares held at the Transfer Agent by writing to the Transfer Agent at the address on the inside back cover of this Prospectus. All shareholders on the account must
                                                            sign the letter and signatures must be guaranteed. Depending on the type of account and/or type of distribution, certain additional documentation may be required. The Transfer Agent will normally mail sale proceeds within seven days following receipt of a properly completed request. If you make a sales order request before the Fund has collected payment for the purchase of shares, the Fund or the Transfer Agent may delay mailing your proceeds. This delay usually will not exceed
                                                            ten days.
------------------------------------------------------------------------------------------------------------------------

 24                                           MERCURY U.S. SMALL CAP GROWTH FUND

[CHECKMARK ICON] Account Choices

  IF YOU WANT TO                YOUR CHOICES                           INFORMATION IMPORTANT FOR YOU TO KNOW
------------------------------------------------------------------------------------------------------------------------
SELL SHARES            Participate in the Fund's            You can generally arrange through your selected dealer for
SYSTEMATICALLY         Systematic Redemption Program        systematic sales of shares of a fixed dollar amount on a
                                                            monthly, bi-monthly, quarterly, semi-annual or annual basis, subject to certain conditions. You must have dividends and other distributions automatically reinvested. For Class B
                                                            and C shares your total annual withdrawals cannot be more
                                                            than 10% of the value of your shares at the time the Program is established. The deferred sales charge is waived for
                                                            systematic sales of shares. Ask your financial consultant
                                                            for details.
------------------------------------------------------------------------------------------------------------------------
EXCHANGE YOUR          Select the fund into which you       You can exchange your shares of the Fund for shares of other
SHARES                 want to exchange. Be sure to         Mercury mutual funds or for shares of the Summit Cash
                       read that fund's prospectus          Reserves Fund. You must have held the shares used in the
                                                            exchange for at least 15 calendar days before you can
                                                            exchange to another fund.

                                                            Each class of Fund shares is generally exchangeable for
                                                            shares of the same class of another Mercury fund. If you own
                                                            Class I shares and wish to exchange into a fund in which you have no Class I shares, you will exchange into Class A
                                                            shares. If you own Class I or Class A shares and wish to
                                                            exchange into Summit, you will exchange into Class A shares of Summit. Class B or Class C shares can be exchanged for
                                                            Class B shares of Summit.

                                                            Some of the Mercury mutual funds may impose a different
                                                            initial or deferred sales charge schedule. If you exchange
                                                            Class I or Class A shares for shares of a fund with a higher initial sales charge than you originally paid, you may be
                                                            charged the difference at the time of exchange. If you
                                                            exchange Class B or Class C shares for shares of a fund with a different deferred sales charge schedule, the higher
                                                            schedule will apply. The time you hold Class B or Class C
                                                            shares in both funds will count when determining your
                                                            holding period for calculating a deferred sales charge at
                                                            redemption. Your time in both funds will also count when
                                                            determining the holding period for a conversion from Class B to Class A shares.

                                                            Although there is currently no limit on the number of
                                                            exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future.
------------------------------------------------------------------------------------------------------------------------

                                              MERCURY U.S. SMALL CAP GROWTH FUND

[CHECKMARK ICON]  Account Choices

NET ASSET VALUE -- the market value in U.S. dollars of the Fund's total assets after deducting liabilities, divided by the number of shares outstanding.


HOW SHARES ARE PRICED
--------------------------------------------------------------------------------

When you buy shares, you pay the NET ASSET VALUE, plus any applicable sales charge. This is the offering price. Shares are also redeemed at their net asset value, minus any applicable deferred sales charge. The Fund calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange is open, after the close of business on the Exchange (the Exchange generally closes at 4:00 p.m. Eastern time). The net asset value used in determining your price is the one calculated after your purchase or redemption order is placed. Net asset value is generally calculated by valuing each security at its closing price for the day. Securities and assets for which market quotations are not readily available are generally valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Generally, Class I shares will have the highest net asset value because that class has the lowest expenses, and Class A shares will have a higher net asset value than Class B or Class C shares. Also, dividends paid on Class I and Class A shares will generally be higher than dividends paid on Class B and Class C shares because Class I and Class A shares have lower expenses.

 26
MERCURY U.S. SMALL CAP GROWTH FUND

[CHECKMARK ICON]  Account Choices

DIVIDENDS -- ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

FEE-BASED PROGRAMS
--------------------------------------------------------------------------------

If you participate in certain fee-based programs offered by Mercury or an affiliate of Mercury, or by selected dealers that have an agreement with Mercury, you may be able to buy Class I shares at net asset value, including through exchange from other share classes. Sales charges on the shares being exchanged may be reduced or waived under certain circumstances.

You generally cannot transfer shares held through a fee-based program into another account. Instead, you will have to redeem your shares held through the program and purchase shares of another class, which may be subject to distribution and account maintenance fees. This may be a taxable event and you will pay any applicable sales charges.

If you leave one of these programs, your shares may be redeemed or automatically exchanged into another class of Fund shares or into Summit. The class you receive may be the class you originally owned when you entered the program, or in certain cases, a different class. If the exchange is into Class B shares, the period before conversion to Class A shares may be modified. Any redemption or exchange will be at net asset value. However, if you participate in the program for less than a specified period, you may be charged a fee in accordance with the terms of the program.

Details about these features and the relevant charges are included in the client agreement for each fee-based program and are available from your financial consultant or your selected dealer.

DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

The Fund will distribute any net investment income and any net realized long or short-term capital gains at least annually. The Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. DIVIDENDS may be reinvested automatically in shares of the Fund at net asset value without a sales charge or may be taken in cash. If your account is with a securities dealer that has an agreement with the Fund, contact your financial consultant about which option you would like. If your account is with the Transfer Agent, and you would like to receive dividends in cash, contact the Transfer Agent.

MERCURY U.S. SMALL CAP GROWTH FUND                                            27

[CHECKMARK ICON]  Account Choices

"BUYING A DIVIDEND"

Unless your investment is in a tax-deferred account, you may want to avoid buying shares shortly before the Fund pays a dividend. The reason? If you buy shares when a fund has realized but not yet distributed income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax advisor.

You will pay tax on dividends from the Fund whether you receive them in cash or additional shares.

If you redeem Fund shares or exchange them for shares of another fund, any gain on the transaction may be subject to tax.

The Fund intends to pay dividends that will either be taxed as ordinary income or capital gains. Capital gains dividends are generally taxed at different rates than ordinary income dividends.

If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, the Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

By law, the Fund must withhold 31% of your distributions and redemption proceeds if you have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.

This section summarizes some of the consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Fund under all applicable tax laws.

 28
MERCURY U.S. SMALL CAP GROWTH FUND

[MANAGEMENT TEAM ICON]   The Management Team
MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

Mercury Asset Management US, a division of Fund Asset Management, L.P., manages the underlying Portfolio's investments under the overall supervision of the Board of Trustees of the Mercury Asset Management Master Trust. The investment adviser and its affiliates have the responsibility for making all investment decisions for the Fund.

The senior investment professionals in the group that have managed the Fund's portfolio since the Fund started operations include:

James A. Skinner, III has been employed as an investment professional by the investment adviser or its Mercury affiliates since 1994. Mr. Skinner was employed as an analyst/assistant portfolio manager at Gartmore plc from 1991-1994. Mr. Skinner is primarily responsible for the day-to-day management of the Fund.

                   [To be provided by subsequent amendment.]

Mercury and its affiliates manage portfolios with over $515.9 billion in assets (as of June 30, 1999) for individuals and institutions seeking investments worldwide. This amount includes assets managed for its affiliates. The advisory agreement between the Trust and the investment adviser gives the investment adviser the responsibility for making all investment decisions.

The investment adviser is paid at the rate of 0.70% of the Portfolio's average daily net assets.

Mercury Asset Management International Ltd., an affiliate of the investment adviser, may manage all or a portion of the Fund's daily cash assets, to the extent not managed by the investment adviser. The Fund does not pay any incremental fee for this service, although the investment adviser may make payments to Mercury Asset Management International Ltd. See "Fees and Expenses" under "Fund Facts" for information about the fees paid to the investment adviser and its affiliates.

The Fund does not have an investment adviser, since the Fund's assets will be invested in its corresponding Portfolio. Fund Asset Management, L.P. provides administrative services to the Fund.

MERCURY U.S. SMALL CAP GROWTH FUND                                            29

[MANAGEMENT TEAM ICON]  The Management Team

MASTER/FEEDER STRUCTURE
--------------------------------------------------------------------------------

Unlike many other mutual funds, which directly buy and manage their own portfolio securities, the Fund seeks to achieve its investment objectives by investing all its assets in the corresponding Portfolio of the Mercury Asset Management Master Trust. Investors in the Fund will acquire an indirect interest in the underlying Portfolio.

Other "feeder" funds may also invest in the "master" Portfolio. This structure may enable the Fund to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from the master from different feeders may offset each other and produce a lower net cash flow.

The Fund may withdraw from the Portfolio at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage the Fund's assets directly.

Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than the Fund over the operations of the Portfolio.

Whenever the Portfolio holds a vote of its feeder funds, the Fund will pass the vote through to its own shareholders.

 30
MERCURY U.S. SMALL CAP GROWTH FUND

[MANAGEMENT TEAM ICON]  The Management Team

A NOTE ABOUT YEAR 2000

Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the year 2000 from the year 1900 (commonly known as the "Year 2000 Problem"). The Fund could be adversely affected if the computer systems used by Fund management or other Fund service providers do not properly address this problem before January 1, 2000. Fund management expects to have addressed this problem before then, and does not anticipate that the services it provides will be adversely affected. The Fund's other service providers have told the administrator that they also expect to resolve the Year 2000 Problem, and the administrator will continue to monitor the situation as the year 2000 approaches. However, if the problem has not been fully addressed, the Fund could be negatively affected. The Year 2000 Problem could also have a negative impact on the companies in which the Fund invests. This negative impact may be greater for smaller companies and for companies in foreign markets, since they may be less prepared for the Year 2000 Problem than domestic companies and markets. If the companies in which the Fund invests have Year 2000 Problems, the Fund's returns could be adversely affected.

MERCURY U.S. SMALL CAP GROWTH FUND                                            31

[MANAGEMENT TEAM ICON]  The Management Team


FUND
Mercury U.S. Small Cap Growth Fund
of Mercury Asset Management Funds, Inc.
P.O. Box 9011
Princeton, New Jersey 08543-9011
(888-763-2260)

INVESTMENT ADVISER
Mercury Asset Management US,
a division of Fund Asset Management, L.P.
800 Scudders Mill Road
Plainsboro, New Jersey 08536

SUB-ADVISER
Mercury Asset Management International Ltd.
33 King William Street
London EC4R 9AS
England

ADMINISTRATOR
Fund Asset Management, L.P.
800 Scudders Mill Road
Plainsboro, New Jersey 08536

TRANSFER AGENT
Financial Data Services, Inc.
P.O. Box 44062
Jacksonville, Florida 32232-4062
(888-763-2260)

INDEPENDENT AUDITORS
Deloitte & Touche LLP
117 Campus Drive
Princeton, New Jersey 08540-6400

DISTRIBUTOR
Mercury Funds Distributor, a division of Princeton Funds Distributor,
Inc.
P.O. Box 9081
Princeton, New Jersey 08543-9081

CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

COUNSEL
Swidler Berlin Shereff Friedman, LLP
919 Third Avenue
New York, New York 10022

MERCURY U.S. SMALL CAP GROWTH FUND

[TELEPHONE ICON]   To Learn More

SHAREHOLDER REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the relevant market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You may obtain these reports at no cost by calling 1-888-763-2260.

If you hold your Fund shares through a brokerage account or directly at the Transfer Agent, you may receive only one copy of each shareholder report and certain other mailings regardless of the number of Fund accounts you have. If you prefer to receive separate shareholder reports for each account (or if you are receiving multiple copies and prefer to receive only one), call your financial consultant or, if none, write to the Transfer Agent at its mailing address. Include your name, address, tax identification number and brokerage or mutual fund account number. If you have any questions, please call your financial consultant or the Transfer Agent at 1-888-763-2260.

STATEMENT OF ADDITIONAL INFORMATION

The Fund's Statement of Additional Information contains further information about the Fund and is incorporated by reference (legally considered to be part of this Prospectus). You may request a free copy by writing or calling the Fund at Financial Data Services, Inc., P.O. Box 44062, Jacksonville, Florida 32232-4062 or by calling 1-888-763-2260.

Contact your financial consultant or the Fund at the telephone number or address indicated on the inside back cover of this Prospectus if you have any questions.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the public reference room. This information is also available on the SEC's Internet Site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS. NO ONE IS AUTHORIZED TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT FROM THE INFORMATION IN THIS PROSPECTUS.

Investment Company Act File #811-08797.

CODE #19072-0999

(C) Mercury Asset Management US


                                           Mercury U.S. Small Cap
                                           Growth Fund
                                           OF MERCURY ASSET MANAGEMENT FUNDS,
                                           INC.

                                           PROSPECTUS -             , 1999

                                                       [MERCURY ASSET MANAGEMENT
                                                                    LOGO]

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                SUBJECT TO COMPLETION, DATED             , 1999

                      STATEMENT OF ADDITIONAL INFORMATION

                       MERCURY U.S. SMALL CAP GROWTH FUND
                    of Mercury Asset Management Funds, Inc.

                P.O. Box 9011, Princeton, New Jersey 08543-9011
                            Phone No. (888) 763-2260

                            ------------------------

     Mercury U.S. Small Cap Growth Fund (the "Fund") is a series of Mercury Asset Management Funds, Inc. (the "Corporation" or "Mercury"). The Fund is an open-end diversified investment company (commonly known as a mutual fund). The investment objective of the Fund is long-term capital growth. The Fund seeks to achieve this objective through investments primarily in a diversified portfolio of equity securities of small cap companies located in the U.S. The Fund may also invest up to 10% of its assets in equity securities of companies located in Canada. The Fund will seek to achieve its investment objective by investing all of its assets in Mercury Master U.S. Small Cap Growth Portfolio (the "Portfolio"), which is the portfolio of Mercury Asset Management Master Trust (the "Trust") that has the same investment objective as the Fund. The Fund's investment experience will correspond directly to the investment experience of the Portfolio. There can be no assurance that the investment objective of the Fund will be achieved.

     The Fund offers four classes of shares, each with a different combination of sales charges, ongoing fees and other features. This permits an investor to choose the method of purchasing shares that the investor believes is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other relevant circumstances. The Fund's distributor is Mercury Funds Distributor, a division of Princeton Funds Distributor, Inc.

                            ------------------------

     This Statement of Additional Information is not a prospectus and should be
read in conjunction with the Prospectus of the Fund, dated           , 1999 (the
"Prospectus"), which has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling the Fund at 1-888-763-2260 or your financial consultant, or by writing to the address listed above. The Prospectus is incorporated by reference to this Statement of Additional Information and this Statement of Additional Information has been incorporated by reference to the Prospectus.

               MERCURY ASSET MANAGEMENT US -- INVESTMENT ADVISER
                    MERCURY FUNDS DISTRIBUTOR -- DISTRIBUTOR

                            ------------------------

  The date of this Statement of Additional Information is             , 1999.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
Investment Objectives and Policies..........................    2
  Investment Restrictions...................................    9
Management of the Fund......................................   11
  Directors and Officers....................................   11
  Compensation of Directors/Trustees........................   12
  Administration Arrangements...............................   13
  Management and Advisory Arrangements......................   13
  Code of Ethics............................................   15
Purchase of Shares..........................................   15
  Initial Sales Charge Alternatives -- Class I and Class A
     Shares.................................................   16
  Reduced Initial Sales Charges.............................   16
  Distribution Plans........................................   18
  Limitations on the Payment of Deferred Sales Charges......   19
Redemption of Shares........................................   19
  Redemption................................................   20
  Repurchase................................................   20
  Reinstatement Privilege -- Class I and Class A Shares.....   21
  Deferred Sales Charges -- Class B and Class C Shares......   21
Portfolio Transactions and Brokerage........................   22
Determination of Net Asset Value............................   24
Shareholder Services........................................   25
  Investment Account........................................   25
  Automatic Investment Plan.................................   26
  Automatic Dividend Reinvestment Plan......................   26
  Systematic Withdrawal Plan................................   26
  Retirement Plans..........................................   27
  Exchange Privilege........................................   27
  Fee-Based Programs........................................   28
Dividends and Taxes.........................................   29
  Dividends.................................................   29
  Taxes.....................................................   29
  Tax Treatment of Options, Futures and Foreign Exchange
     Transactions...........................................   31
  Special Rules for Certain Foreign Currency Transactions...   31
  Other Tax Matters.........................................   31
Performance Data............................................   32
General Information.........................................   33
  Description of Shares.....................................   33
  Computation of Offering Price Per Share...................   34
  Independent Auditors......................................   34
  Custodian.................................................   34
  Transfer Agent............................................   34
  Legal Counsel.............................................   34
  Reports to Shareholders...................................   34
  Additional Information....................................   35
Appendix A..................................................  A-1
Appendix B..................................................  B-1

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objective of the Fund is long-term capital growth. This is a fundamental policy and cannot be changed without shareholder approval. The Fund tries to achieve its objective by investing primarily in a diversified portfolio of equity securities of small cap companies located in the U.S. The Fund may also invest up to 10% of its assets in equity securities of companies of any market capitalization located in Canada. Reference is made to "How the Fund Invests" in the Prospectus for a discussion of the investment objective and policies of the Fund.

     The Fund will seek to achieve its investment objective by investing all of its assets in the Portfolio, which is a portfolio of the Trust that has the same investment objective as the Fund. The Fund's investment experience and results will correspond directly to the investment experience of the Portfolio. Thus, all investments will be made at the level of the Portfolio. For simplicity, however, with respect to investment objective, policies and restrictions, this Statement of Additional Information, like the Prospectus, uses the term "Fund" to include the underlying Portfolio in which the Fund invests. Reference is made to the discussion under "How the Fund Invests" and "Investment Risks" in the Prospectus for information with respect to the Fund's and the Portfolio's investment objective and policies. There can be no guarantee that the Fund's investment objective will be achieved.

     For purposes of the Fund's investment policies, an issuer ordinarily will be considered to be located in the country under the laws of which it is organized or where the primary trading market of its securities is located. The Fund, however, may also consider a company to be located in a country, without reference to its domicile or to the primary trading market of its securities, when at least 50% of its non-current assets, capitalization, gross revenues or profits in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in such country. The Fund also may consider closed-end investment companies to be located in the country or countries in which they primarily make their portfolio investments.

     While it is the policy of the Fund generally not to engage in trading for short-term gains, Mercury Asset Management US (the "Investment Adviser" or "Mercury US"), a division of Fund Asset Management, L.P. ("FAM" or the "Administrator") will effect portfolio transactions without regard to holding period if, in its judgment, such transactions are advisable in light of a change in circumstances of a particular company or within a particular industry or in general market, economic or financial conditions.

     The U.S. Government has from time to time in the past imposed restrictions through taxation and otherwise, on non-U.S. investments by U.S. investors such as the Fund. If such restrictions should be reinstituted, it might become necessary for the Fund to invest all or substantially all of its assets in U.S. securities. In such event, the Fund would review its investment objective or fundamental policies to determine whether changes are appropriate. Any changes in the investment objective or fundamental policies set forth under "Investment Restrictions" below would require the approval of the holders of a majority of the Fund's outstanding voting securities.

     The Fund's ability and decisions to purchase or sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. Under present conditions, the Investment Adviser does not believe that these considerations will have any significant effect on its portfolio strategy, although there can be no assurance in this regard.

     The Fund may invest in the securities of non-U.S. issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities convertible into securities of non-U.S. issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. However, they would generally be subject to the same risks as the securities into which they may be converted (as more fully described in the Prospectus and below). ADRs are receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a non-U.S. corporation. EDRs are receipts issued in Europe that evidence a similar ownership arrangement. GDRs are receipts issued throughout the world that evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the U.S.

securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradeable both in the United States and Europe and are designed for use throughout the world. The Fund may invest in unsponsored ADRs, EDRs and GDRs. The issuers of unsponsored ADRs, EDRs and GDRs are not obligated to disclose material information in the United States, and therefore, there may be no correlation between such information and the market value of such securities.

     The Fund's investment objective and policies are described in "How the Fund Invests" in the Prospectus. Certain types of securities in which the Fund may invest and certain investment practices that the Fund may employ are discussed more fully below.

Small Cap Companies

     An investment in the Fund involves greater risk than is customarily associated with funds that invest in more established companies. The securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies or the market average in general. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. Because of these factors, the Fund believes that its shares may be suitable for investment by persons who can invest without concern for current income and who are in a financial position to assume above-average investment risk in search of above-average long-term reward. It is not intended as a complete investment program but is designed for those long-term investors who are prepared to experience above-average fluctuations in net asset value.

     While the issuers in which the Fund will primarily invest may offer greater opportunities for capital appreciation than large cap issuers, investments in smaller companies may involve greater risks and thus may be considered speculative. Fund management believes that properly selected companies of this type have the potential to increase their earnings or market valuation at a rate substantially in excess of the general growth of the economy. Full development of these companies and trends frequently takes time and, for this reason, the Fund should be considered as a long-term investment and not as a vehicle for seeking short-term profits.

     The securities in which the Fund invests may be traded only in the over-the-counter market or on a regional securities exchange and may not be traded every day or in the volume typical of trading on a national securities exchange. As a result, the disposition by the Fund of portfolio securities to meet redemptions or otherwise may require the Fund to sell these securities at a discount from market prices or during periods when in management's judgment such disposition is not desirable or to make many small sales over a lengthy period of time.

     While the process of selection and continuous supervision by Fund management does not, of course, guarantee successful investment results, it does provide access to an asset class not available to the average individual due to the time and cost involved. Careful initial selection is particularly important in this area as many new enterprises have promise but lack certain of the fundamental factors necessary to prosper. Investing in small companies requires specialized research and analysis. In addition, many investors cannot invest sufficient assets in such companies to provide wide diversification.

     Small companies are generally little known to most individual investors although some may be dominant in their respective industries. Fund management believes that relatively small companies will continue to have the opportunity to develop into significant business enterprises. The Fund may invest in securities of small issuers in the relatively early stages of business development that have a new technology, a unique or proprietary product or service, or a favorable market position. Such companies may not be counted upon to develop into major industrial companies, but management believes that eventual recognition of their special value characteristics by the investment community can provide above-average long-term growth to the portfolio.

     Equity securities of specific small cap issuers may present different opportunities for long-term capital appreciation during varying portions of economic or securities markets cycles, as well as during varying stages of their business development. The market valuation of small cap issuers tends to fluctuate during economic or market cycles, presenting attractive investment opportunities at various points during these cycles.

     Smaller companies, due to the size and kinds of markets that they serve, may be less susceptible than large companies to intervention from the Federal government by means of price controls, regulations or litigation.

     Investing in Canada. While the Fund will invest at least 65% of its total assets in small cap companies located in the United States, it may invest up to 10% or less of its assets in Canada. Canadian securities are sensitive to conditions within Canada, but also tend to follow the U.S. market. The country's economy relies strongly on the production and processing of natural resources and foreign trade. The Canadian government has attempted to reduce restrictions against foreign investment, and its recent trade agreements with the United States and Mexico are expected to increase trade; however, these reforms could be reversed. Demand by many citizens in the Province of Quebec for secession from Canada may significantly impact the Canadian economy.

     Foreign Security Risks. The Fund defines companies located in the U.S. or Canada broadly. As a result, the Fund's investments may include companies organized, traded or having substantial operations outside the U.S. or Canada. This may expose the Fund to risks associated with foreign investments. Foreign investments involve certain risks not typically involved in domestic investments, including fluctuations in foreign exchange rates, future political and economic developments, different legal systems and the existence or possible imposition of exchange controls or other U.S. or non-U.S. governmental laws or restrictions applicable to such investments. Securities prices in different countries are subject to different economic, financial and social factors. Because the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. Foreign currency exchange rates are determined by forces of supply and demand in the foreign exchange markets. These forces are, in turn, affected by international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. With respect to certain countries, there may be the possibility of expropriation of assets, confiscatory taxation, high rates of inflation, political or social instability or diplomatic developments that could affect investment in those countries. In addition, certain investments may be subject to non-U.S. withholding taxes.

     Debt Securities. The Fund may hold convertible and non-convertible debt securities, and preferred securities. The Fund has established no rating criteria for the debt securities in which it may invest. Therefore, the Fund may invest in debt securities that are either (a) rated in one of the top four rating categories by a nationally recognized statistical rating organization or unrated, but in the Investment Adviser's judgment, possess similar credit characteristics ("investment grade securities") or (b) rated below the top four rating categories or unrated but, in the Investment Adviser's judgment, possess similar credit characteristics ("high yield securities"). The Investment Adviser considers ratings as one of several factors in its independent credit analysis of issuers.

     Issuers of high yield securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. High yield securities tend to be more volatile than higher rated fixed income securities and adverse economic events may have a greater impact on the prices of high yield securities than on higher rated fixed income securities. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments or the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holder of high yield securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.

     High yield securities frequently have call or redemption features that would permit the issuer to repurchase such securities from the Fund. If a call were exercised by an issuer during a period of declining interest rates, the Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income for the Fund and dividends to shareholders.

     The Fund may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all high yield securities, there is no established retail secondary market for many of these securities, and the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent that a secondary trading market for high yield securities does exist, it is generally not as liquid as the secondary market for higher rated securities. Reduced secondary market liquidity may have an adverse impact on market price and the Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain securities also may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio. Market quotations are generally available on many high yield securities only from a limited number of dealers and may not necessarily represent firm bids of such dealer or prices for actual sales.

     Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of high yield securities, particularly in a thinly traded market. To the extent the Fund holds high yield securities, factors adversely affecting the market value of high yield securities are likely to adversely affect the Fund's net asset value. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default on a portfolio holding or participate in the restructuring of the obligation.

     Convertible Securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege.

     The characteristics of convertible securities include the potential for capital appreciation as the value of the underlying common stock increases, the relatively high yield received from dividend or interest payments as compared to common stock dividends and decreased risks of decline in value relative to the underlying common stock due to their fixed-income nature. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in non-convertible form.

     In analyzing convertible securities, the Investment Adviser will consider both the yield on the convertible security and the potential capital appreciation that is offered by the underlying common stock.

     Convertible securities are issued and traded in a number of securities markets. Even in cases where a substantial portion of the convertible securities held by the Fund are denominated in U.S. dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. With respect to a convertible security denominated in a currency different from that of the underlying equity security, the conversion price may be based on a fixed exchange rate established at the time the security is issued. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security.

     Apart from currency considerations, the value of a convertible security is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." To the extent interest rates change, the investment value of the convertible security typically will fluctuate. However, at the same time, the value of the convertible security will be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock. If, because of a low price of the common stock the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value.

     To the extent the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the price of the convertible security will be influenced principally by its conversion value. A convertible security will sell at a premium over the conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed-income security.

     Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. A convertible security may be subject to redemption at the option of the issuer at a price established in the charter provision, indenture or other governing instrument pursuant to which the convertible security was issued. If a convertible security held by the Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock or sell it to a third party. Certain convertible debt securities may provide a put option to the holder which entitles the holder to cause the security to be redeemed by the issuer at a premium over the stated principal amount of the debt security under certain circumstances.

     Borrowing and Leverage. The Fund may borrow from banks (as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act")) in amounts up to 33 1/3% of its total assets (including the amount borrowed) and may borrow up to an additional 5% of its total assets for temporary purposes. The Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and may purchase securities on margin to the extent permitted by applicable law, and may use borrowing to enable it to meet redemptions.

     The use of leverage by the Fund creates an opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on the Fund's portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the Fund which can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay on the borrowings, the Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, the Investment Adviser in its best judgment nevertheless may determine to maintain the Fund's leveraged position if it expects that the benefits to the Fund's shareholders of maintaining the leveraged position will outweigh the current reduced return.

     Illiquid or Restricted Securities. The Fund may invest up to 15% of its net assets in securities that lack an established secondary trading market or otherwise are considered illiquid. Liquidity of a security relates to the ability to dispose easily of the security and the price to be obtained upon disposition of the security, which may be less than would be obtained for a comparable more liquid security. Illiquid securities may trade at a discount from comparable, more liquid investments. Investment of the Fund's assets in illiquid securities may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where the Fund's operations require cash, such as when the Fund redeems shares or pays dividends, and could result in the Fund borrowing to meet short-term cash requirements or incurring capital losses on the sale of illiquid investments.

     The Fund may invest in securities that are "restricted securities." Restricted securities have contractual or legal restrictions on their resale and include "private placement" securities that the Fund may buy directly from the issuer. Restricted securities may be neither listed on an exchange nor traded in other established markets. Privately placed securities may or may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be more difficult to value than publicly traded securities and may be less liquid, or illiquid, and therefore may be subject to the risks associated with illiquid securities, as described in the preceding paragraph. Some restricted securities, however, may be liquid. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by the Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the

Fund may be required to bear the expenses of registration. Certain of the Fund's investments in private placements may consist of direct investments and may include investments in smaller, less-seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in such securities, the Fund may obtain access to material nonpublic information which may restrict the Fund's ability to conduct portfolio transactions in such securities.

     144A Securities. The Fund may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act. The Board of Directors has determined to treat as liquid Rule 144A securities that are either (i) freely tradable in their primary markets offshore or (ii) non-investment grade debt securities which the Fund's management determines are as liquid as publicly registered non-investment grade debt securities. The Board of Directors has adopted guidelines and delegated to the Fund's management the daily function of determining and monitoring liquidity of restricted securities. The Board of Directors, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will develop, the Board of Directors will carefully monitor investments in these securities. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.

     Other Special Considerations. The Fund may, without limit, make short-term investments, purchase high quality bonds or buy or sell derivatives to reduce exposure to equity securities when the Fund believes it is advisable to do so (on a temporary defensive basis). Short-term investments and temporary defensive positions may limit the potential for growth in the value of shares of the Fund.

     Sovereign Debt. The Fund may invest more than 5% of its assets in debt obligations ("sovereign debt") issued or guaranteed by non-U.S. governments or their agencies and instrumentalities ("governmental entities"). Investment in sovereign debt may involve a high degree of risk that the governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due and the relative size of the debt service burden to the economy as a whole.

     Holders of sovereign debt, including the Fund, may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which a governmental entity has defaulted may be collected in whole or in part.

     The sovereign debt instruments in which the Fund may invest involve great risk and are deemed to be the equivalent in terms of quality to high yield/high risk securities discussed above and are subject to many of the same risks as such securities. Similarly, the Fund may have difficulty disposing of certain sovereign debt obligations because there may be a thin trading market for such securities.

     Securities Lending. The Fund may lend securities with a value not exceeding 33 1/3% of its total assets. In return, the Fund receives collateral in an amount equal to at least 100% of the current market value of the loaned securities in cash or securities issued or guaranteed by the U.S. Government. If cash collateral is received by the Fund, it is invested in short-term money market securities, and a portion of the yield received in respect of such investment is retained by the Fund. Alternatively, if securities are delivered to the Fund as collateral, the Fund and the borrower negotiate a rate for the loan premium to be received by the Fund for lending its portfolio securities. In either event, the total yield on the Fund's portfolio is increased by loans of its portfolio securities. The Fund may receive a flat fee for its loans. The loans are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent the value of the collateral falls below the market value of the borrowed securities.

     Repurchase Agreements. The Fund may invest in securities pursuant to repurchase agreements. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System or primary dealer in U.S. Government securities or an affiliate thereof. Under such agreements, the bank or primary dealer or an affiliate thereof agrees, upon entering into the contract, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This insulates the Fund from fluctuations in the market value of the underlying security during such period, although, to the extent the repurchase agreement is not denominated in U.S. dollars, the Fund's return may be affected by currency fluctuations. The Fund may not invest more than 15% of its total assets in repurchase agreements maturing in more than seven days (together with other illiquid securities). Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. The Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. In the event of a default under such a repurchase agreement, instead of the contractual fixed rate of return, the rate of return to the Fund shall be dependent upon intervening fluctuations of the market value of such security and the accrued interest on the security. In such event, the Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform.

     Warrants. The Fund may invest in warrants, which are securities permitting, but not obligating, the warrant holder to subscribe for other securities. Buying a warrant does not make the Fund a shareholder of the underlying stock. The warrant holder has no right to dividends or votes on the underlying stock. A warrant does not carry any right to assets of the issuer, and for this reason investment in warrants may be more speculative than other equity-based investments.

     When-Issued Securities and Forward Commitments. The Fund may purchase or sell securities that it is entitled to receive on a when-issued basis. The Fund may also purchase or sell securities through a forward commitment. These transactions involve the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction. The Fund has not established any limit on the percentage of its assets that may be committed in connection with these transactions. When the Fund is purchasing securities in these transactions, the Fund maintains a segregated account with its custodian of cash, cash equivalents, U.S. Government securities or other liquid securities in an amount equal to the amount of its purchase commitments.

     There can be no assurance that a security purchased on a when-issued basis will be issued, or a security purchased or sold through a forward commitment will be delivered. The value of securities in these transactions on the delivery date may be more or less than the Fund's purchase price. The Fund may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period.

     Standby Commitment Agreements. The Fund may enter into standby commitment agreements. These agreements commit the Fund, for a stated period of time, to purchase a stated amount of securities which may be issued and sold to the Fund at the option of the issuer. The price of the security is fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued. The Fund will enter into such agreements for the purpose of investing in the security underlying the commitment at a price that is considered advantageous to the Fund. The Fund will not enter into a standby commitment with a remaining term in excess of 45 days and will limit its investment in such commitments so that the aggregate purchase price of securities subject to such commitments, together with the value of portfolio securities subject to legal restrictions on resale that affect their marketability, will not exceed 15% of its net assets taken at the time of the commitment. The Fund will maintain a segregated account with its custodian of cash, cash equivalents, U.S. Government securities or other liquid securities in an aggregate amount equal to the purchase price of the securities underlying the commitment.

     There can be no assurance that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

     The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security thereafter will be reflected in the calculation of the Fund's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

INVESTMENT RESTRICTIONS

     The Corporation has adopted the following restrictions and policies relating to the investment of the Fund's assets and its activities. The fundamental restrictions set forth below may not be changed with respect to the Fund without the approval of the holders of a majority of the Fund's outstanding voting securities (which for this purpose and under the Investment Company Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). Provided that none of the following restrictions shall prevent the Fund from investing all of its assets in shares of another registered investment company with the same investment objective (in a master/feeder structure), the Fund may not:

          1. Make any investment inconsistent with the Fund's classification as a diversified company under the Investment Company Act.

          2. Invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities).

          3. Make investments for the purpose of exercising control or management. Investments by the Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management.

          4. Purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

          5. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in governmental obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time.

          6. Issue senior securities to the extent such issuance would violate applicable law.

          7. Borrow money, except that (i) the Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. The Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund's investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

          8. Underwrite securities of other issuers except insofar as the Fund technically may be deemed an underwriter under the Securities Act of 1933, as amended (the "Securities Act"), in selling portfolio securities.

          9. Purchase or sell commodities or contracts on commodities, except to the extent that the Fund may do so in accordance with applicable law and the Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

     The Trust has adopted investment restrictions substantially identical to the foregoing, which are fundamental policies of the Trust and may not be changed with respect to the Portfolio without the approval of the holders of a majority of the interests of the Portfolio.

     In addition, the Corporation has adopted non-fundamental restrictions that may be changed by the Board of Directors without shareholder approval. Like the fundamental restrictions, none of the non-fundamental restrictions, including but not limited to restriction (a) below, shall prevent the Fund from investing all of its assets in shares of another registered investment company with the same investment objective (in a master/feeder structure). Under the non-fundamental investment restrictions, the Fund may not:

          (a) Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law. As a matter of policy, however, the Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the "fund of funds" provisions) of the Investment Company Act, at any time the Fund's shares are owned by another investment company that is part of the same group of investment companies as the Fund.

          (b) Make short sales of securities or maintain a short position, except to the extent permitted by applicable law. The Fund currently does not intend to engage in short sales, except short sales "against the box."

          (c) Invest in securities that cannot be readily resold because of legal or contractual restrictions or that cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its net assets would be invested in such securities. This restriction shall not apply to securities that mature within seven days or securities that the Directors of the Corporation have otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the Securities Act (which are restricted securities that can be resold to qualified institutional buyers, but not to the general public) and determined to be liquid by the Directors are not subject to the limitations set forth in this investment restriction.

     If a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

     The Trust has adopted investment restrictions substantially identical to the foregoing, which are nonfundamental policies of the Trust and may be changed with respect to any Portfolio by the Trustees.

     The staff of the Commission has taken the position that purchased over-the-counter ("OTC") options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Corporation and Trust have adopted an investment policy pursuant to which neither the Portfolio nor the Fund will purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transaction, the sum of the market value of OTC options currently outstanding that are held by the Fund or Portfolio, the market value of the underlying securities covered by OTC call options currently outstanding that were sold by the Fund or Portfolio and margin deposits on the Fund or Portfolio's existing OTC options on futures contracts exceeds 15% of the net assets of the Fund or Portfolio taken at market value, together with all other assets of the Fund or Portfolio that are illiquid or are not otherwise readily marketable. However, if the OTC option is sold by the Fund or Portfolio to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if the Fund or Portfolio has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund or Portfolio will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying securities minus the option's strike price). The repurchase price with the primary dealers is typically a formula price that is generally based on a multiple of the premium received for the option plus the amount by which the option is "in-the-money." This policy as to OTC options is not a fundamental policy of the Fund or Portfolio and may be amended by the Trustees or the Directors without the approval of the shareholders. However, the Directors or Trustees will not change or modify this policy prior to the change or modification by the Commission staff of its position.

     Portfolio securities of the Portfolio and the Fund generally may not be purchased from, sold or loaned to the Investment Adviser or its affiliates or any of their directors, general partners, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the Investment Company Act.

     Because of the affiliation of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") with the Investment Adviser, Mercury Asset Management International Ltd. ("Mercury International") and FAM, the Fund and Portfolio are prohibited from engaging in certain transactions involving Merrill Lynch, the Investment Adviser, or any of its affiliates, except for brokerage transactions permitted under the Investment Company Act involving only usual and customary commissions or transactions pursuant to an exemptive order under the Investment Company Act. See "Portfolio Transactions and Brokerage." Rule 10f-3 under the Investment Company Act sets forth conditions under which the Fund and Portfolio may purchase from an underwriting syndicate of which Merrill Lynch is a member.

                             MANAGEMENT OF THE FUND

DIRECTORS AND OFFICERS

     The Directors of the Corporation consist of six individuals, four of whom are not "interested persons" of the Corporation as defined in the Investment Company Act. The same individuals serve as Trustees of the Trust. The Directors are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the Investment Company Act. Information about the Directors and executive officers of the Corporation, their ages and their principal occupations for at least the last five years are set forth below. Unless otherwise noted, the address of each executive officer and Director is P.O. Box 9011, Princeton, New Jersey 08543-9011.

     JEFFREY M. PEEK (52) -- Director and President(1)(2) -- President of MLAM and FAM since 1997; President and Director of Princeton Services, Inc. since 1997; Executive Vice President of Merrill Lynch & Co., Inc. ("ML&Co.") since 1997; Co-Head of Merrill Lynch Investment Banking Division from March 1997 to December 1997; Director of Merrill Lynch Global Securities Research and Economics Division from 1995 to 1997; Head of Merrill Lynch Global Industries Group from 1993 to 1995.

     TERRY K. GLENN (58) -- Director and Executive Vice
President(1)(2) -- Executive Vice President of MLAM and FAM since 1983; Executive Vice President and Director of Princeton Services, Inc. since 1993; President of Princeton Funds Distributor, Inc. since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988.

     DAVID O. BEIM (58) -- Director(2) -- 410 Uris Hall, Columbia University, New York, New York 10027. Professor of Columbia University since 1991; Chairman of Outward Bound USA since 1997; Chairman of Wave Hill, Inc. since 1980.

     JAMES T. FLYNN (59) -- Director(2) -- 340 East 72nd Street, New York, New York 10021. Chief Financial Officer of J.P. Morgan & Co. Inc. from 1990 to 1995 and an employee of J.P. Morgan in various capacities from 1967 to 1995.

     W. CARL KESTER (47) -- Director(2) -- Harvard Business School, Morgan Hall 393, Soldiers Field, Boston, Massachusetts 02163. James R. Williston Professor of Business Administration of Harvard University Graduate School of Business since 1997; MBA Class of 1958 Professor of Business Administration of Harvard University Graduate School of Business Administration from 1981 to 1997; Independent Consultant since 1978.

     KAREN P. ROBARDS (49) -- Director(2) -- Robards & Company, 173 Riverside Drive, New York, New York 10024. President of Robards & Company, a financial advisory firm, for more than five years; Director of Enable Medical Corp. since 1996; Director of Cine Muse Inc. since 1996; Director of the Cooke Center for Learning and Development, a not-for-profit organization, since 1993.

     PETER JOHN GIBBS (40) -- Senior Vice President(1)(2) -- 33 King William Street, London, EC4R 9AS, England. Chairman of Mercury International. since 1998; Director of Mercury Asset Management Ltd. since 1993; Director of Mercury Asset Management International Channel Islands Ltd. since 1997.

     DONALD C. BURKE (38) -- Treasurer and Vice President(1)(2) -- Senior Vice President and Treasurer of MLAM and FAM since 1999; Senior Vice President and Treasurer of Princeton Services since 1999; Vice President of Princeton Funds Distributor, Inc. since 1999; First Vice President of MLAM and FAM from 1997 to 1999; Director of Taxation of MLAM since 1990; Vice President of MLAM and FAM from 1990 to 1997.

     ROBERT E. PUTNEY, III (39) -- Secretary(1)(2) -- Director (Legal Advisory) of MLAM and Princeton Administrators, L.P. since 1997; Vice President of MLAM from 1994 to 1997; Vice President of Princeton Administrators, L.P. from 1996 to 1997; Attorney with MLAM from 1991 to 1994.
---------------
(1) Interested person, as defined in the Investment Company Act, of the Fund.

(2) Such Director or officer is a trustee, director or officer of other investment companies for which the Investment Adviser, or the Fund's sub-adviser and administrator, FAM, or their affiliates, acts as investment adviser.

     As of        , 1999, the officers and Directors of the Corporation as a group (nine persons) owned an aggregate of less than 1% of the outstanding shares of common stock of ML & Co. and owned an aggregate of less than 1% of the outstanding shares of the Fund.

COMPENSATION OF DIRECTORS/TRUSTEES

     The Corporation and the Trust expect to pay each Director/Trustee not affiliated with the Investment Adviser or with an affiliate of the Investment Adviser (each a "non-affiliated Director/Trustee"), for service to the Fund and the Portfolio, a fee of $3,000 per year plus $500 per in-person meeting attended, together with such individual's actual out-of-pocket expenses relating to attendance at meetings. The Corporation and the Trust also expect to compensate members of the Audit and Nominating Committee, which consists of all of the non-affiliated Directors/Trustees, at the rate of $1,000 annually for service to the Fund and Portfolio.

     The following table sets forth the aggregate compensation the Corporation and the Trust expect to pay to the non-affiliated Directors/Trustees for their first full fiscal year and the aggregate compensation paid by all investment companies advised by the Investment Adviser or its affiliates ("Mercury US and Affiliates-Advised Funds") to the non-affiliated Directors/Trustees for the calendar year ending December 31, 1998.

                                                                                    TOTAL COMPENSATION FROM
                                                            PENSION OR RETIREMENT     FUND/PORTFOLIO AND
                                                             BENEFITS ACCRUED AS          MERCURY AND
                                                                   PART OF            AFFILIATES-ADVISED
                                   AGGREGATE COMPENSATION      FUND/PORTFOLIO            FUNDS PAID TO
    NAME OF DIRECTOR/TRUSTEE        FROM FUND/PORTFOLIO           EXPENSES           DIRECTORS/TRUSTEES(1)
    ------------------------       ----------------------   ---------------------   -----------------------
David O. Beim....................          $6,000                   None                    $10,000
James T. Flynn...................          $6,000                   None                    $49,000
W. Carl Kester...................          $6,000                   None                    $49,000
Karen P. Robards.................          $6,000                   None                    $10,000

---------------
(1) In addition to the Corporation and the Trust, the Directors/Trustees served on other Mercury and Affiliates-Advised Funds as follows: Mr. Beim (1 registered investment company consisting of 2 portfolios); Mr. Flynn (3 registered investment companies consisting of 8 portfolios); Mr. Kester (3 registered investment companies consisting of 8 portfolios); and Ms. Robards (1 registered investment company consisting of 2 portfolios).

The Directors of the Corporation and the Trustees of the Trust may be eligible for reduced sales charges on purchases of Class I shares. See "Reduced Initial Sales Charges -- Purchase Privileges of Certain Persons."

ADMINISTRATION ARRANGEMENTS

     The Corporation on behalf of the Fund has entered into an administration agreement with FAM as Administrator (the "Administration Agreement"). The Administrator receives for its services to the Fund monthly compensation at the annual rate of 0.20% of the average daily net assets of the Fund.

     The Administration Agreement obligates the Administrator to provide certain administrative services to the Corporation and the Fund and to pay, or cause its affiliate to pay, for maintaining its staff and personnel and to provide office space, facilities and necessary personnel for the Corporation. The Administrator is also obligated to pay, or cause its affiliate to pay, the fees of those Officers, Directors, and Trustees who are affiliated persons of the Administrator or any of its affiliates. The Corporation pays, or causes to be paid, all other expenses incurred in the operation of the Corporation and the Fund (except to the extent paid by Mercury Funds Distributor, a division of Princeton Funds Distributor, Inc. ("MFD" or the "Distributor")), including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, shareholder reports and prospectuses and statements of additional information, charges of the Custodian, any Sub-custodian and Financial Data Services, Inc. (the "Transfer Agent"), expenses of portfolio transactions, expenses of redemption of shares, Commission fees, expenses of registering the shares under federal, state or non-U.S. laws, fees and actual out-of-pocket expenses of Directors who are not affiliated persons of the Administrator, or of an affiliate of the Administrator, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Corporation or the Fund. The Distributor will pay certain of the expenses of the Fund incurred in connection with the continuous offering of its shares. Accounting services are provided to the Corporation and the Fund by the Administrator, and the Corporation reimburses the Administrator for its costs in connection with such services.

     Duration and Termination. Unless earlier terminated as described below, the Administration Agreement will remain in effect for two years from its effective date. Thereafter, it will remain in effect from year to year with respect to the Fund if approved annually (a) by the Board of Directors and (b) by a majority of the Directors who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contract is not assignable and may be terminated with respect to the Fund without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Fund.

MANAGEMENT AND ADVISORY ARRANGEMENTS

     The Fund invests all of its assets in shares of the Portfolio. Accordingly, the Fund does not invest directly in portfolio securities and does not require investment advisory services. All portfolio management occurs at the level of the Trust. The Trust on behalf of the Portfolio has entered into an investment advisory agreement with Mercury US as Investment Adviser (the "Advisory Agreement"). As discussed in "The Management Team -- Management of the Fund" in the Prospectus, the Investment Adviser receives for its services to the Portfolio monthly compensation at the annual rate of 0.70% of the average daily net assets of the Portfolio.

     The Advisory Agreement obligates the Investment Adviser to provide investment advisory services and to pay, or cause its affiliate to pay, for maintaining its staff and personnel and to provide office space, facilities and necessary personnel for the Trust. The Investment Adviser is also obligated to pay, or cause its affiliate to pay, the fees of all Officers, Trustees and Directors who are affiliated persons of the Investment Adviser or any sub-adviser or of an affiliate of the Investment Adviser or any sub-adviser. The Trust pays, or causes to be paid, all other expenses incurred in the operation of the Portfolio and the Trust (except to the extent paid by the Distributor), including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, shareholder reports, copies of the Registration Statement, charges of the Custodian, any Sub-custodian and Transfer Agent, expenses of portfolio transactions, expenses of redemption of shares, Commission fees, expenses of registering the shares under federal, state or non-U.S. laws, fees and actual out-of-pocket expenses of Trustees who are not affiliated persons of the Investment Adviser or any sub-adviser, or of an affiliate of the Investment Adviser or of any sub-adviser, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Trust or the Portfolio. The Distributor will pay certain of the expenses of the Fund incurred in connection with the continuous offering of its shares. Accounting services are provided to the Trust by the Investment Adviser or an affiliate of the Investment Adviser, and the Trust reimburses the Investment Adviser or an affiliate of the Investment Adviser for its costs in connection with such services.

     Securities held by the Portfolio, or other portfolios of the Trust, may also be held by, or be appropriate investments for, other funds or investment advisory clients for which the Investment Adviser or its affiliates act as an adviser. Because of different objectives or other factors, a particular security may be bought for one or more clients of the Investment Adviser or an affiliate when one or more clients of the Investment Adviser or an affiliate are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Fund or other clients or funds for which the Investment Adviser or an affiliate act as manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser or an affiliate during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

     Mercury US, a division of FAM, is located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536. FAM is a wholly owned subsidiary of ML & Co., a financial services holding company and the parent of Merrill Lynch. ML & Co. and Princeton Services, Inc., the partners of FAM, are "controlling persons" of FAM as defined under the Investment Company Act because of their power to exercise a controlling influence over its management or policies.

     Mercury US has entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Mercury International with respect to the Portfolio, pursuant to which Mercury International provides investment advisory services with respect to all or a portion of the Portfolio's daily cash assets. The Investment Adviser will pay Mercury International a fee in an amount to be determined from time to time by the Investment Adviser and Mercury International but in no event in excess of the amount that the Investment Adviser actually receives for providing services to the Trust pursuant to the Advisory Agreement.

     Mercury International, an affiliate of Mercury US and FAM, is located at 33 King William Street, London EC4R 9AS, England. Mercury International's intermediate parent company is Mercury Asset Management Group Ltd. a London-based holding company of a group engaged in the provision of investment management and advisory services globally. The ultimate parent of Mercury Asset Management Group Ltd. is ML & Co., a financial services holding company. ML & Co. is a controlling person of Mercury International as defined under the Investment Company Act because of its power to exercise a controlling influence over its management or policies.

     Duration and Termination. Unless earlier terminated as described below, the Advisory Agreement and Sub-Advisory Agreement will each remain in effect for two years from its effective date. Thereafter, they will remain in effect from year to year if approved annually (a) by the Board of Trustees or by a majority of the outstanding shares of the Portfolio and (b) by a majority of the Trustees who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contract is not assignable and may be terminated with respect to the Portfolio without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Portfolio.

CODE OF ETHICS

     The Board of Trustees of the Trust, the Board of Directors of the Corporation, the Investment Adviser, and Mercury International have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act (together the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Investment Adviser and Mercury International and, as described below, impose additional, more onerous, restrictions on fund investment personnel. Among other substantive restrictions, the Codes contain reporting and preclearance requirements for employees of the Investment Adviser and Mercury International and provide for trading "blackout periods" that prohibit trading by decision making access persons (those who recommend or determine which securities transactions the Trust undertakes) of the Trust within periods of trading by the Trust in the same (or equivalent) security.

                               PURCHASE OF SHARES

     Reference is made to "Account Choices -- How to Buy, Sell, Transfer and Exchange Shares" in the Prospectus for certain information as to the purchase of Fund shares.

     The Fund issues four classes of shares: shares of Class I and Class A are sold to investors choosing the initial sales charge alternatives and shares of Class B and Class C are sold to investors choosing the deferred sales charge alternatives. Each Class I, Class A, Class B and Class C share of the Fund represents an identical interest in the investment portfolio of the Fund, and has the same rights, except that Class A, Class B and Class C shares bear the expenses of the ongoing account maintenance fees (also known as service fees) and Class B and Class C shares bear the expenses of the ongoing distribution fees and the additional incremental transfer agency costs resulting from the deferred sales charge arrangements. Class A, Class B and Class C shares each have exclusive voting rights with respect to the Rule 12b-1 distribution plan adopted with respect to such class pursuant to which the account maintenance and/or distribution fees are paid (except that Class B shareholders may vote upon any material changes to expenses charged under the Class A Distribution
Plan). Each class has different exchange privileges. See "Shareholder
Services -- Exchange Privilege."

     MFD, an affiliate of the Investment Adviser and of Merrill Lynch, with offices at 800 Scudders Mill Road, Plainsboro, New Jersey 08536 (mailing address: P. O. Box 9081, Princeton, New Jersey 08543-9081) acts as Distributor for the Fund.

     The Corporation has entered into a distribution agreement with the Distributor in connection with the offering of shares of the Fund (the "Distribution Agreement"). The Distribution Agreement obligates the Distributor to pay certain expenses in connection with the offering of the shares of the Fund. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of copies thereof used in connection with the offering to dealers and investors. The Distributor also pays for other supplementary sales literature and advertising costs. The Distribution Agreement is subject to the same renewal requirements and termination provisions as the Advisory Agreement described above.

     The Fund may reject any order to buy shares and may suspend the offering of its shares at any time.

INITIAL SALES CHARGE ALTERNATIVES -- CLASS I AND CLASS A SHARES

     Investors choosing the initial sales charge alternatives who are eligible to purchase Class I shares should purchase Class I shares rather than Class A shares because there is an account maintenance fee imposed on Class A shares.

     Eligible Class I Investors. Class I shares are offered to a limited group of investors and also will be issued upon reinvestment of dividends on outstanding Class I shares. Investors that currently own Class I shares of the Fund in a shareholder account are entitled to purchase additional Class I shares of the Fund in that account. Certain employer sponsored retirement or savings plans, including eligible 401(k) plans, may purchase Class I shares at net asset value provided such plans meet the required minimum number of eligible employees or required amount of assets advised by the Investment Adviser or any of its affiliates. Also eligible to purchase Class I shares at net asset value are participants in certain investment programs including certain managed accounts for which a trust institution, thrift, or bank trust department provides discretionary trustee services, certain collective investment trusts for which a trust institution, thrift, or bank trust department serves as trustee, certain purchases made in connection with certain fee-based programs and certain purchases made through certain financial advisers that meet and adhere to standards established by the Investment Adviser. In addition, Class I shares are offered at net asset value to ML & Co. and its subsidiaries and their directors and employees, to members of the Boards of the Investment Adviser and Affiliates-Advised Funds, including the Corporation, and to employees of certain selected dealers.

     The term "purchase," as used in the Prospectus and this Statement of Additional Information in connection with an investment in Class I and Class A shares of the Fund, refers to a single purchase by an individual or to concurrent purchases, which in the aggregate are at least equal to the prescribed amounts, by an individual, his or her spouse and their children under the age of 21 years purchasing shares for his or her or their own account and to single purchases by a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account although more than one beneficiary is involved. The term "purchase" also includes purchases by any "company," as that term is defined in the Investment Company Act, but does not include purchases by any such company that has not been in existence for at least six months or which has no purpose other than the purchase of shares of the Fund or shares of other registered investment companies at a discount; provided, however, that it shall not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit cardholders of a company, policyholders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser.

REDUCED INITIAL SALES CHARGES

     No initial sales charges are imposed upon Class I and Class A shares issued as a result of the automatic reinvestment of dividends or capital gains distributions.

     Rights of Accumulation. Reduced sales charges are applicable through a right of accumulation under which eligible investors are permitted to purchase shares of the Fund subject to an initial sales charge at the offering price applicable to the total of (a) the public offering price of the shares then being purchased plus (b) an amount equal to the then current net asset value or cost, whichever is higher, of the purchaser's combined holdings of all classes of shares of the Fund and of other Mercury mutual funds. For any such right of accumulation to be made available, the Distributor must be provided at the time of purchase, by the purchaser or the purchaser's securities dealer, with sufficient information to permit confirmation of qualification. Acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time. Shares held in the name of a nominee or custodian under pension, profit-sharing, or other employee benefit plans may not be combined with other shares to qualify for the right of accumulation.

     Letter of Intent. Reduced sales charges are applicable to purchases aggregating $25,000 or more of Class I or Class A shares of the Fund or any other Mercury mutual funds made within a 13-month period starting with the first purchase pursuant to the Letter of Intent. The Letter of Intent is available only to investors whose accounts are established and maintained at the Fund's Transfer Agent. The Letter of Intent is not available to employee benefit plans for which affiliates of the Investment Adviser provide plan participant record-keeping services. The Letter of Intent is not a binding obligation to purchase any amount of Class I or Class A shares; however, its execution will result in the purchaser paying a lower sales charge at the appropriate quantity purchase level. A purchase not originally made pursuant to a Letter of Intent may be included under a subsequent Letter of Intent executed within 90 days of such purchase if the Distributor is informed in writing of this intent within such 90-day period. The value of Class I and Class A shares of the Fund and of other Mercury mutual funds presently held, at cost or maximum offering price (whichever is higher), on the date of the first purchase under the Letter of Intent, may be included as a credit toward the completion of such Letter, but the reduced sales charge applicable to the amount covered by such Letter will be applied only to new purchases. If the total amount of shares does not equal the amount stated in the Letter of Intent (minimum of $25,000), the investor will be notified and must pay, within 20 days of the execution of such Letter, the difference between the sales charge on the Class I or Class A shares purchased at the reduced rate and the sales charge applicable to the shares actually purchased through the Letter. Class I or Class A shares equal to five percent of the intended amount will be held in escrow during the 13-month period (while remaining registered in the name of the purchaser) for this purpose. The first purchase under the Letter of Intent must be at least five percent of the dollar amount of such Letter. If a purchase during the term of such Letter would otherwise be subject to a further reduced sales charge based on the right of accumulation, the purchaser will be entitled on that purchase and subsequent purchases to that further reduced percentage sales charge but there will be no retroactive reduction of the sales charges on any previous purchase. The value of any shares redeemed or otherwise disposed of by the purchaser prior to termination or completion of the Letter of Intent will be deducted from the total purchases made under such Letter. An exchange from the Summit Cash Reserves Fund ("Summit") into the Fund that creates a sales charge will count toward completing a new or existing Letter of Intent from the Fund.

     Purchase Privileges of Certain Persons. Directors of the Corporation and Trustees of the Trust, members of the Boards of other investment companies advised by the Investment Adviser or its affiliates, directors and employees of ML & Co. and its subsidiaries (the term "subsidiaries," when used herein with respect to ML & Co., includes Mercury International, FAM and certain other entities directly or indirectly wholly owned and controlled by ML & Co.), employees of certain selected dealers, and any trust, pension, profit-sharing or other benefit plan for such persons, may purchase Class I shares of the Fund at net asset value. Under such programs, the Fund realizes economies of scale by providing incentives to a large group of such individuals to invest. Furthermore, the individuals who qualify for these programs are already familiar with the Fund, and, therefore, providing these investment opportunities to such qualified individuals does not increase the expenditures of sales-related expenses.

     Class A shares of the Fund are offered at net asset value to an investor who is a former shareholder of The United Kingdom Fund Inc. if the following conditions are satisfied: first, the investor must purchase Class A shares of the Fund through a Merrill Lynch Financial Consultant or the Transfer Agent with proceeds of the liquidation of The United Kingdom Fund Inc.; and second, such purchase of Class A shares must be made within 60 days after payment of such proceeds by The United Kingdom Fund Inc.

     Employees and directors or trustees wishing to purchase shares of the Fund must satisfy the Fund's suitability standards.

     Managed Trusts. Class I shares are offered at net asset value to certain trusts to which trust institutions, thrifts, and bank trust departments provide discretionary trustee services.

     Acquisition of Certain Investment Companies. The public offering price of Class A shares may be reduced to the net asset value per Class A share in connection with the acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company. The value of the assets or company acquired in a tax-free transaction may be adjusted in appropriate cases to reduce possible adverse tax consequences to the Fund that might result from an acquisition of assets having net unrealized appreciation that is disproportionately higher at the time of acquisition than the realized or unrealized appreciation of the Fund. The issuance of Class A shares for consideration other than cash is limited to bona fide reorganizations, statutory mergers or other acquisitions of portfolio securities that (i) meet the investment objectives and policies of the Fund; (ii) are acquired for investment and not for resale (subject to the understanding that the disposition of the Fund's portfolio securities shall at all times remain within its control); and (iii) are liquid securities, the value of which is readily ascertainable, which are not restricted as to transfer either by law or liquidity of market (except that the Fund may acquire through such transactions restricted or illiquid securities to the extent the Fund does not exceed the applicable limits on acquisition of such securities set forth under "Investment Objectives and Policies" herein).

     Reductions in or exemptions from the imposition of a sales charge are due to the nature of the investors and/or the reduced sales efforts that will be needed in obtaining such investments.

     Employer-Sponsored Retirement or Savings Plans and Certain Other Arrangements. Certain employer-sponsored retirement or savings plans and certain other arrangements may purchase Class I or Class A shares at net asset value, based on the number of employees or number of employees eligible to participate in the plan and/or the aggregate amount invested by the plan in specified investments. Certain other plans may purchase Class B shares with a waiver of the CDSC upon redemption, based on similar criteria. Such Class B shares will convert into Class A shares approximately ten years after the plan purchases the first share of any Mercury mutual fund. Minimum purchase requirements may be waived or varied for such plans. For additional information regarding purchases by employer-sponsored retirement or savings plans and certain other arrangements, call your plan administrator or your selected dealer.

     Purchases Through Certain Financial Advisers. Reduced sales charges may be applicable for purchases of Class I or Class A shares of the Fund through certain financial advisers that meet and adhere to standards established by the Investment Adviser from time to time.

DISTRIBUTION PLANS

     Reference is made to "Account Choices -- Pricing of Shares" in the Prospectus for certain information with respect to separate distribution plans for Class A, Class B, and Class C shares pursuant to Rule 12b-1 under the Investment Company Act of the Fund (each a "Distribution Plan") with respect to the account maintenance and/or distribution fees paid by the Fund to the Distributor with respect to such classes.

     The Distribution Plan for each of the Class A, Class B and Class C shares provides that the Fund pays the Distributor an account maintenance fee relating to the shares of the relevant class, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of the Fund attributable to shares of the relevant class in order to compensate the Distributor and selected dealers (pursuant to sub-agreements) in connection with account maintenance activities.

     The Distribution Plan for each of the Class B and Class C shares provides that the Fund also pays the Distributor a distribution fee relating to the shares of the relevant class, accrued daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of the Fund attributable to the shares of the relevant class in order to compensate the Distributor and selected dealers (pursuant to sub-agreements) for providing shareholder and distribution services, and bearing certain distribution-related expenses of the Fund, including payments to financial consultants for selling Class B and Class C shares of the Fund. The Distribution Plans relating to Class B and Class C shares are designed to permit an investor to purchase Class B and Class C shares through dealers without the assessment of an initial sales charge and at the same time permit the dealer to compensate its financial consultants in connection with the sale of the Class B and Class C shares. In this regard, the purpose and function of the ongoing distribution fees and the CDSC are the same as those of the initial sales charge with respect to the Class I and Class A shares of the Fund in that the ongoing distribution fees and deferred sales charges provide for the financing of the distribution of the Fund's Class B and Class C shares.

     The payments under the Distribution Plans are subject to the provisions of Rule 12b-1 under the Investment Company Act, and are based on a percentage of average daily net assets attributable to the shares regardless of the amount of expenses incurred and, accordingly, distribution-related revenues from the Distribution Plans may be more or less than distribution-related expenses. Information with respect to the distribution-related revenues and expenses is presented to the Directors of the Corporation for their consideration in connection with their deliberations as to the continuance of the Class B and Class C

Distribution Plans. This information is presented annually as of December 31 of each year on a "fully allocated accrual" basis and quarterly on a "direct expense and revenue/cash" basis. On the fully allocated basis, revenues consist of the account maintenance fees, the distribution fees, the CDSCs and certain other related revenues, and expenses consist of financial consultant compensation, branch office and regional operation center selling and transaction processing expenses, advertising, sales promotion and marketing expenses, corporate overhead and interest expense. On the direct expense and revenue/cash basis, revenues consist of the account maintenance fees, the distribution fees and CDSCs and the expenses consist of financial consultant compensation.

     The Fund has no obligation with respect to distribution and/or account maintenance-related expenses incurred by the Distributor and selected dealers in connection with the Class A, Class B and Class C shares, and there is no assurance that the Directors of the Corporation will approve the continuance of the Distribution Plans from year to year. However, the Distributor intends to seek annual continuation of the Distribution Plans. In their review of the Distribution Plans, the Directors will be asked to take into consideration expenses incurred in connection with the account maintenance and/or distribution of each class of shares separately. The initial sales charges, the account maintenance fee, the distribution fee and/or the CDSCs received with respect to one class will not be used to subsidize the sale of shares of another class. Payments of the distribution fee on Class B shares will terminate upon conversion of those Class B shares to Class A shares as set forth under "How to Buy, Sell, Transfer and Exchange Shares" in the Prospectus.

     In their consideration of each Distribution Plan, the Directors must consider all factors they deem relevant, including information as to the benefits of the Distribution Plan to the Fund and each related class of shareholders. Each Distribution Plan further provides that, so long as the Distribution Plan remains in effect, the selection and nomination of Directors who are not "interested persons" of the Fund, as defined in the Investment Company Act (the "Independent Directors") shall be committed to the discretion of the Independent Directors then in office. In approving each Distribution Plan in accordance with Rule 12b-1, the Independent Directors concluded that there is reasonable likelihood that such Distribution Plan will benefit the Fund and its related class of shareholders. Each Distribution Plan can be terminated at any time, without penalty, by the vote of a majority of the Independent Directors or by the vote of the holders of a majority of the outstanding related class of voting securities of the Fund. A Distribution Plan cannot be amended to increase materially the amount to be spent by the Fund without the approval of the related class of shareholders, and all material amendments are required to be approved by the vote of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in such Distribution Plan, cast in person at a meeting called for that purpose. Rule 12b-1 further requires that the Fund preserve copies of each Distribution Plan and any report made pursuant to such plan for a period of not less than six years from the date of such Distribution Plan or such report, the first two years in an easily accessible place.

LIMITATIONS ON THE PAYMENT OF DEFERRED SALES CHARGES

     The maximum sales charge rule in the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD") imposes a limitation on certain asset-based sales charges such as the distribution fee and the CDSC borne by the Class B and Class C shares, but not the account maintenance fee. The maximum sales charge rule is applied separately to each class. As applicable to the Fund, the maximum sales charge rule limits the aggregate of distribution fee payments and CDSCs payable by the Fund to (1) 6.25% of eligible gross sales of Class B shares and Class C shares, computed separately (defined to exclude shares issued pursuant to dividend reinvestments and exchanges), plus (2) interest on the unpaid balance for the respective class, computed separately, at the prime rate plus 1% (the unpaid balance being the maximum amount payable minus amounts received from the payment of the distribution fee and the CDSC).

                              REDEMPTION OF SHARES

     Reference is made to "Account Choices -- How to Buy, Sell, Transfer and Exchange Shares" in the Prospectus for certain information as to the redemption and purchase of Fund shares.

     The Fund is required to redeem for cash all shares of the Fund upon receipt of a written request in proper form. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption. Except for any CDSC that may be applicable, there will be no charge for redemption if the redemption request is sent directly to the Transfer Agent. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption. The value of shares at the time of redemption may be more or less than the shareholder's cost, depending on the net asset value of the Fund's shares at such time.

REDEMPTION

     A shareholder wishing to redeem shares held with the Transfer Agent may do so by tendering the shares directly to the Fund's Transfer Agent, Financial Data Services, Inc., P.O. Box 44062, Jacksonville, Florida 32232-4062. Proper notice of redemption in the case of shares deposited with the Transfer Agent may be accomplished by a written letter requesting redemption. Redemption requests delivered other than by mail should be delivered to Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Redemption requests should not be sent to the Fund. A redemption request requires the signature(s) of all persons in whose name(s) the shares are registered, signed exactly as (his) (her) (their) name(s) appear(s) on the Transfer Agent's register. The signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution" as such term is defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, the existence and validity of which may be verified by the Transfer Agent through the use of industry publications. Notarized signatures are not sufficient. In certain instances, the Transfer Agent may require additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority. For shareholders redeeming directly with the Transfer Agent, payments will be mailed within seven days of receipt of a proper notice of redemption.

     At various times the Fund may be requested to redeem shares for which it has not yet received good payment. The Fund may delay or cause to be delayed the mailing of a redemption check until such time as good payment (i.e., cash or certified check drawn on a United States bank) has been collected for the purchase of such shares. Normally, this delay will not exceed 10 days.

     The right to redeem shares or to receive payment with respect to any such redemption may be suspended for more than seven days only for periods during which trading on the New York Stock Exchange (the "NYSE") is restricted as determined by the Commission or during which the NYSE is closed (other than customary weekend and holiday closings), for any period during which an emergency exists, as defined by the Commission, as a result of which disposal of portfolio securities or determination of the net asset value of the Fund is not reasonably practicable, and for such other periods as the Commission may by order permit for the protection of shareholders of the Fund.

     The value of shares at the time of redemption may be more or less than the shareholder's cost, depending in part on the net asset value of such shares at such time.

REPURCHASE

     The Fund will also repurchase shares through a shareholder's listed securities dealer. The Fund will normally accept orders to repurchase shares by wire or telephone from dealers for their customers at the net asset value next computed after receipt of the order by the dealer, less any applicable CDSC, provided that the request for repurchase is received by the dealer prior to the close of business on the NYSE (generally 4:00 p.m., Eastern time) on the day received and is received by the Fund from such dealer not later than 30 minutes after the close of business on the NYSE on the same day.

     Dealers have the responsibility of submitting such repurchase requests to the Fund not later than 30 minutes after the close of business on the NYSE in order to obtain that day's closing price. These repurchase arrangements are for the convenience of shareholders and do not involve a charge by the Fund (other than any applicable CDSC). Securities firms that do not have selected dealer agreements with the Distributor, however, may impose a transaction charge on the shareholder for transmitting the notice of repurchase to the Fund. Certain securities dealers may charge a processing fee to confirm a repurchase of shares. For example, the fee currently charged by Merrill Lynch is $5.35. Fees charged by other securities dealers may be higher or lower. Repurchases directly through the Fund's Transfer Agent, on accounts held at the Transfer Agent, are not subject to the processing fee. The Fund reserves the right to reject any order for repurchase, which right of rejection might adversely affect shareholders seeking redemption through the repurchase procedure. A shareholder whose order for repurchase is rejected by the Fund, however, may redeem shares as set forth above.

REINSTATEMENT PRIVILEGE -- CLASS I AND CLASS A SHARES

     Shareholders of the Fund who have redeemed their Class I and Class A shares have a privilege to reinstate their accounts by purchasing Class I or Class A shares of the Fund, as the case may be, at net asset value without a sales charge up to the dollar amount redeemed. The reinstatement privilege may be exercised by sending a notice of exercise along with a check for the amount to be reinstated to the Transfer Agent within 30 days after the date the request for redemption was accepted by the Transfer Agent or the Distributor. Alternatively, the reinstatement privilege may be exercised through the investor's financial consultant within 30 days after the date the request for redemption was accepted by the Transfer Agent or the Distributor. The reinstatement will be made at the net asset value per share next determined after the notice of reinstatement is received and cannot exceed the amount of the redemption proceeds.

DEFERRED SALES CHARGES -- CLASS B AND CLASS C SHARES

     Investors choosing the deferred sales charge alternatives should consider Class B shares if they intend to hold their shares for an extended period of time and Class C shares if they are uncertain as to the length of time they intend to hold their assets in Mercury mutual funds.

     As discussed in the Prospectus under "Account Choices -- Pricing of
Shares -- Class B and C Shares -- Deferred Sales Charge Options," while Class B shares redeemed within six years of purchase are subject to a CDSC under most circumstances, the charge may be reduced or waived in certain instances. These include certain post-retirement withdrawals from an IRA or other retirement plan or redemption of Class B shares in certain circumstances following the death of a Class B shareholder. In the case of such withdrawal, the reduction or waiver applies to: (a) any partial or complete redemption in connection with a distribution following retirement under a tax-deferred retirement plan on attaining age 59 1/2 in the case of an IRA or other retirement plan, or part of a series of equal periodic payments (not less frequently than annually) made for life (or life expectancy) or any redemption resulting from the tax-free return of an excess contribution to an IRA (certain legal documentation may be required at the time of liquidation establishing eligibility for qualified distribution); or (b) any partial or complete redemption following the death or disability (as defined in the Internal Revenue Code of 1986, as amended (the "Code")) of a Class B shareholder (including one who owns the Class B shares as joint tenant with his or her spouse), provided the redemption is requested within one year of the death or initial determination of disability or, if later, reasonably promptly following completion of probate or in connection with involuntary termination of an account in which fund shares are held (certain legal documentation may be required at the time of liquidation establishing eligibility for qualified distribution).

     The charge may also be reduced or waived in other instances such as: (c) redemptions by certain eligible 401(a) and 401(k) plans and certain retirement plan rollovers; (d) redemptions in connection with participation in certain fee-based programs managed by the Investment Adviser or its affiliates; (e) redemptions in connection with participation in certain fee-based programs managed by selected dealers that have agreements with the Investment Adviser or its affiliates; or (f) withdrawals through the Systematic Withdrawal Plan of up to 10% per year of your account value at the time the plan is established.

     In determining whether a Class B CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest possible rate being charged. Therefore it will be assumed that the redemption is first of shares held for over six years or shares acquired pursuant to reinvestment of dividends or distributions and then of shares held longest during the six-year period. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of shares being redeemed and will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase. A transfer of shares from a shareholder's account to another account will be assumed to be made in the same order as a redemption.

     Class C shares are subject only to a one-year 1% CDSC. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no Class C CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no Class C CDSC will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The Class C CDSC may be waived in connection with participation in certain fee-based programs, involuntary termination of an account in which Fund shares are held, and withdrawals through the Systematic Withdrawal Plan.

     In determining whether a Class C CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest possible rate being charged. Therefore, it will be assumed that the redemption is first of shares held for over one year or shares acquired pursuant to reinvestment of dividends or distributions and then of shares held longest during the one-year period. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase. A transfer of shares from a shareholder's account to another account will be assumed to be made in the same order as a redemption.

     Proceeds from the CDSC and the distribution fee are paid to the Distributor and are used in whole or in part by the Distributor to defray the expenses of selected dealers related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to financial consultants for selling Class B and Class C shares, from its own funds. The combination of the CDSC and the ongoing distribution fee facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of purchase.

     Conversion of Class B Shares to Class A Shares. As discussed in the Prospectus under "Account Choices -- Pricing of Shares -- Class B and C
Shares -- Deferred Sales Charge Options," Class B shares of equity Mercury mutual funds convert automatically to Class A shares approximately eight years after purchase (the "Conversion Period"). Automatic conversion of Class B shares into Class A shares will occur at least once each month (on the "Conversion Date") on the basis of the relative net asset value of the shares of the two classes on the Conversion Date, without the imposition of any sales load, fee or other charge.

     The Conversion Period is modified for shareholders who purchased Class B shares through certain retirement plans that qualified for a waiver of the CDSC normally imposed on purchases of Class B shares ("Class B Retirement Plans"). When the first share of any Mercury mutual fund purchased by a Class B Retirement Plan has been held for ten years (i.e., ten years from the date the relationship between Mercury mutual funds and the Class B Retirement Plan was established), all Class B shares of all Mercury mutual funds held in that Class B Retirement Plan will be converted into Class A shares of the appropriate funds. Subsequent to such conversion, that Class B Retirement Plan will be sold Class A shares of the appropriate funds at net asset value per share.

     The Conversion Period may also be modified for retirement plan investors who participate in certain fee-based programs. See "Shareholder
Services -- Fee-Based Programs" below.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     Because the Fund will invest exclusively in shares of the Portfolio, it is expected that all transactions in portfolio securities will be entered into by the Portfolio. The Investment Adviser is responsible for making the Portfolio's portfolio decisions, placing the Portfolio's brokerage business, evaluating the reasonableness of brokerage commissions and negotiating the amount of any commissions paid subject to a policy established by the Trust's Trustees and officers. The Trust has no obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities. Orders for transactions in portfolio securities are placed for the Trust with a number of brokers and dealers, including affiliates of the Investment Adviser. In placing orders, it is the policy of the Trust to obtain the most favorable net results, taking into account various factors, including price, commissions, if any, size of the transaction and difficulty of execution. Where applicable, the Investment Adviser surveys a number of brokers and dealers in connection with proposed portfolio transactions and selects the broker or dealer that offers the Trust the best price and execution or other services that are of benefit to the Trust. Securities firms also may receive brokerage commissions on transactions including covered call options written by the Trust and the sale of underlying securities upon the exercise of such options. In addition, consistent with the NASD Conduct Rules and policies established by the Trustees, the Investment Adviser may consider sales of shares of the Fund as a factor in the selection of brokers or dealers to execute portfolio transactions for the Trust.

     Brokers who provide supplemental investment research to the Investment Adviser may receive orders for transactions by the Trust. Such supplemental research services ordinarily consist of assessments and analyses of the business or prospects of a company, industry or economic sector. Information so received will be in addition to and not in lieu of the services required to be performed by the Investment Adviser under the Advisory Agreement. If in the judgment of the Investment Adviser the Trust will be benefited by supplemental research services, the Investment Adviser is authorized to pay brokerage commissions to a broker furnishing such services in excess of commissions that another broker may have charged for effecting the same transaction. The expenses of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, and the Investment Adviser may use such information in servicing its other accounts.

     The Trust invests in certain securities traded in the over-the-counter market and, where possible, deals directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere. Under the Investment Company Act, persons affiliated with the Trust are prohibited from dealing with the Trust as principal in purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principal for their own accounts, affiliated persons of the Trust, including Merrill Lynch, will not serve as the Trust's dealer in such transactions. However, affiliated persons of the Trust may serve as its broker in over-the-counter transactions conducted on an agency basis.

     Pursuant to Section 11(a) of the Securities Exchange Act of 1934, as amended, Merrill Lynch may execute transactions for the Trust on the floor of any U.S. national securities exchange provided that prior authorization of such transactions is obtained and Merrill Lynch furnishes a statement to the Trust at least annually setting forth the compensation it has received in connection with such transactions.

     The Trustees of the Trust have considered the possibility of recapturing for the benefit of the Trust brokerage commissions, dealer spreads and other expenses of possible portfolio transactions, such as underwriting commissions, by conducting such portfolio transactions through affiliated entities, including Merrill Lynch. For example, brokerage commissions received by Merrill Lynch could be offset against the management fee paid by the Trust to the Investment Adviser. After considering all factors deemed relevant, the Trustees made a determination not to seek such recapture. The Trustees will reconsider this matter from time to time.

     The portfolio turnover rate is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year. The portfolio turnover rate is generally anticipated to be under 100%.

                        DETERMINATION OF NET ASSET VALUE

     Reference is made to "How Shares are Priced" in the Prospectus concerning the determination of net asset value.

     The net asset value of the shares of the Fund is determined once daily Monday through Friday after the close of business on the NYSE on each day the NYSE is open for trading (a "Pricing Day"). The close of business on the NYSE is generally 4:00 p.m., Eastern time. The Fund also will determine its net asset value on any day in which there is sufficient trading in the underlying Portfolio's portfolio securities that the net asset value might be affected materially, but only if on any such day the Fund is required to sell or redeem shares. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. The NYSE is not open for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time. Expenses, including the fees payable to the Administrator and the Distributor, and the advisory fees payable indirectly by the Portfolio to the Investment Adviser, are accrued daily.

     The principal assets of the Fund will normally be its interest in the underlying Portfolio, which will be valued at its net asset value. Net asset value is computed by dividing the value of the securities held by the Portfolio plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time. Expenses, including the management fees and any account maintenance and/or distribution fees, are accrued daily. The per share net asset value of Class A, Class B and Class C shares generally will be lower than the per share net asset value of Class I shares, reflecting the daily expense accruals of the account maintenance, distribution and higher transfer agency fees applicable with respect to Class B and Class C shares, and the daily expense accruals of the account maintenance fees applicable with respect to Class A shares. It is expected, however, that the per share net asset value of the four classes will tend to converge (although not necessarily meet) immediately after the payment of dividends or distributions, which will differ by approximately the amount of the expense accrual differentials between the classes.

     Portfolio securities, including ADRs, EDRs or GDRs, that are traded on stock exchanges are valued at the last sale price (regular way) on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities traded in the OTC market are valued at the last available bid price in the OTC market prior to the time of valuation. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market. Short positions in securities traded on the OTC market are valued at the last available ask price in the OTC market prior to the time of valuation. When the Portfolio writes a call option, the amount of the premium received is recorded on the books of the Portfolio as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based upon the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased by the Portfolio are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Other investments, including financial futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust. Such valuations and procedures will be reviewed periodically by the Board of Trustees.

     Generally, trading in non-U.S. securities, as well as U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the NYSE.

The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that will not be reflected in the computation of the Fund's net asset value.

     Each investor in the Trust may add to or reduce its investment in the Portfolio on each Pricing Day. The value of each investor's (including the Fund's) interest in the Portfolio will be determined after the close of business on the NYSE by multiplying the net asset value of the Portfolio by the percentage, effective for that day, that represents that investor's share of the aggregate interests in the Portfolio. The close of business on the NYSE is generally 4:00 p.m., Eastern time. Any additions or withdrawals to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the time of determination on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of such time on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio after the close of business of the NYSE on the next Pricing Day of the Portfolio.

                              SHAREHOLDER SERVICES

     The Fund offers a number of shareholder services described below that are designed to facilitate investment in their shares. Full details as to each such service and copies of the various plans described below can be obtained from the Fund, the Distributor or your selected dealer.

INVESTMENT ACCOUNT

     Each shareholder whose account is maintained at the Transfer Agent has an Investment Account and will receive statements, at least quarterly, from the Transfer Agent. These statements will serve as transaction confirmations for automatic investment purchases and the reinvestment of income dividends and long-term capital gains distributions. The statements will also show any other activity in the account since the preceding statement. Shareholders will receive separate transaction confirmations for each purchase or sale transaction other than automatic investment purchases and the reinvestment of ordinary income dividends and long-term capital gains distributions. A shareholder with an account held at the Transfer Agent may make additions to his or her Investment Account at any time by mailing a check directly to the Transfer Agent.

     The Fund does not issue share certificates. Shareholders considering transferring their Class I or Class A shares from a selected dealer to another brokerage firm or financial institution should be aware that, if the firm to which the Class I or Class A shares are to be transferred will not take delivery of shares of the Fund, a shareholder either must redeem the Class I or Class A shares so that the cash proceeds can be transferred to the account at the new firm or such shareholder must continue to maintain an Investment Account at the Transfer Agent for those Class I or Class A shares. Shareholders interested in transferring their Class B or Class C shares from a selected dealer and who do not wish to have an Investment Account maintained for such shares at the Transfer Agent may request their new brokerage firm to maintain such shares in an account registered in the name of the brokerage firm for the benefit of the shareholder at the Transfer Agent. Shareholders considering transferring a tax-deferred retirement account such as an individual retirement account from a selected dealer to another brokerage firm or financial institution should be aware that, if the firm to which the retirement account is to be transferred will not take delivery of shares of the Fund, a shareholder must either redeem the shares (paying any applicable CDSC) so that the cash proceeds can be transferred to the account at the new firm, or such shareholder must continue to maintain a retirement account at a selected dealer for those shares.

AUTOMATIC INVESTMENT PLAN

     A shareholder may make additions to an Investment Account at any time by purchasing Class I shares (if an eligible Class I investor as described in the Prospectus) or Class A, Class B or Class C shares at the applicable public offering price either through the shareholder's securities dealer or by mail directly to the Transfer Agent, acting as agent for such securities dealer. You may also add to your account by automatically investing a specific amount in the Fund on a periodic basis through your selected dealer. The current minimum for such automatic additional investments is $100. This minimum may be waived or revised under certain circumstances.

AUTOMATIC DIVIDEND REINVESTMENT PLAN

     Dividends and distributions from the Fund may be taken in cash or automatically reinvested in shares of the Fund at net asset value without a sales charge. You should consult with your financial consultant about which option you would like. If you choose the reinvestment option, such reinvestment will be at the net asset value of shares of the Fund, without sales charge, as of the close of business on the ex-dividend date of the dividend or distribution. Shareholders may elect in writing or by telephone (1-888-763-2260), if the shareholder's account is maintained with the Transfer Agent, to receive either their dividends or capital gains distributions, or both, in cash, in which event payment will be mailed or direct deposited on or about the payment date, except that in all circumstances dividends less than ten dollars will be reinvested.

     Shareholders may, at any time, notify their selected dealer in writing if the shareholder's account is maintained with a selected dealer or notify the Transfer Agent in writing or by telephone (1-888-763-2260), if the account is maintained with the Transfer Agent, that they no longer wish to have their dividend and/or capital gains distributions reinvested in shares of the Fund or vice versa and, commencing ten days after the receipt by the Transfer Agent of such notice, those instructions will be effected. The Fund is not responsible for any failure of delivery to the shareholder's address of record and no interest will accrue on amounts represented by uncashed distribution or redemption checks.

SYSTEMATIC WITHDRAWAL PLAN

     A shareholder may elect to make withdrawals from an Investment Account of Class I, Class A, Class B or Class C shares in the form of payments by check or through automatic payment by direct deposit to such shareholder's bank account on either a monthly or quarterly basis as provided below. Quarterly withdrawals are available for shareholders who have acquired shares of the Fund having a value, based on cost or the current offering price, of $5,000 or more, and monthly withdrawals are available for shareholders with shares having a value of $10,000 or more.

     At the time of each withdrawal payment, sufficient shares are redeemed from those on deposit in the shareholder's account to provide the withdrawal payment specified by the shareholder. The shareholder may specify the dollar amount and class of shares to be redeemed. With respect to shareholders who hold accounts directly at the Transfer Agent, redemptions will be made at net asset value as determined as described herein on the 24th day of each month or the 24th day of the last month of each quarter, whichever is applicable. With respect to shareholders who hold accounts with their broker-dealer, redemptions will be made at net asset value determined as described herein on the first, second, third or fourth Monday of each month, or the first, second, third or fourth Monday of the last month of each quarter, whichever is applicable. If the NYSE is not open for business on such date, the shares will be redeemed at the close of business on the following business day. The check for the withdrawal payment will be mailed, or the direct deposit for withdrawal payment will be made on the next business day following redemption. When a shareholder is making systematic withdrawals, dividends and distributions on all shares in the Investment Account are reinvested automatically in shares of the Fund. A shareholder's systematic withdrawal plan may be terminated at any time, without a charge or penalty, by the shareholder, the Fund, the Fund's Transfer Agent or the Distributor.

     Withdrawal payments should not be considered as dividends, yield or income. Each withdrawal is a taxable event. If periodic withdrawals continuously exceed reinvested dividends, the shareholder's original investment may be reduced correspondingly. Purchases of additional shares concurrent with withdrawals are ordinarily disadvantageous to the shareholder because of sales charges and tax liabilities. The Fund will not knowingly accept purchase orders for shares of the Fund from investors who maintain a systematic withdrawal plan unless such purchase is equal to at least one year's scheduled withdrawals or $1,200, whichever is greater. Periodic investments may not be made into an Investment Account in which the shareholder has elected to make systematic withdrawals.

     With respect to redemptions of Class B and Class C shares pursuant to a systematic withdrawal plan, the maximum number of Class B or Class C shares that can be redeemed from an account annually shall not exceed 10% of the value of shares of such class in that account at the time the election to join the systematic withdrawal plan was made. Any CDSC that otherwise might be due on such redemption of Class B or Class C shares will be waived. Shares redeemed pursuant to a systematic withdrawal plan will be redeemed in the same order as Class B or Class C shares are otherwise redeemed. See "Pricing of Shares -- Class B and C Shares -- Deferred Sales Charge Options" in the Prospectus. Where the systematic withdrawal plan is applied to Class B shares, upon conversion of the last Class B shares in an account to Class A shares, a shareholder must make a new election to join the systematic withdrawal program with respect to the Class A shares. If an investor wishes to change the amount being withdrawn in a systematic withdrawal plan the investor should contact his or her financial consultant.

RETIREMENT PLANS

     The minimum initial purchase to establish a retirement plan is $100. Capital gains and income received in retirement plans are exempt from Federal taxation until distributed from the plans. Investors considering participations in any such plan should review specific tax laws relating thereto and should consult their attorneys or tax advisors with respect to the establishment and maintenance of any such plan.

EXCHANGE PRIVILEGE

     U.S. shareholders of each class of shares of the Fund have an exchange privilege with other Mercury mutual funds and Summit. The exchange privilege does not apply to any other funds. Under the Fund's pricing system, Class I shareholders may exchange Class I shares of the Fund for Class I shares of a second Mercury mutual fund. Class A shares also may be exchanged for Class I shares of a second Mercury mutual fund at any time as long as, at the time of the exchange, the shareholder is eligible to acquire Class I shares of any Mercury mutual fund. Class A, Class B and Class C shares are exchangeable with shares of the same class of other Mercury mutual funds. For purposes of computing the CDSC that may be payable upon a disposition of the shares acquired in the exchange, the holding period for the previously owned shares of the Fund is "tacked" to the holding period of the newly acquired shares of the other fund as more fully described below. Class I, Class A, Class B and Class C shares also are exchangeable for shares of Summit, a money market fund specifically designated for exchange by holders of Class I, Class A, Class B or Class C shares. Class I and Class A shares will be exchanged for Class A shares of Summit, and Class B and Class C shares will be exchanged for Class B shares of Summit. Summit Class A and Class B shares do not include any front-end sales charge or CDSC; however, Summit Class B shares pay a 12b-1 distribution fee of 0.75% and are subject to a CDSC payable as if the shareholder still held shares of the Mercury fund used to acquire the Summit Class B shares.

     Exchanges of Class I or Class A shares outstanding ("outstanding Class I or Class A shares") for Class I or Class A shares of another Mercury mutual fund, or for Class A shares of Summit ("new Class I or Class A shares") are transacted on the basis of relative net asset value per Class I or Class A share, respectively, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class I or Class A shares and the sales charge payable at the time of the exchange on the new Class I or Class A shares. With respect to outstanding Class I or Class A shares as to which previous exchanges have taken place, the "sales charge previously paid" shall include the aggregate of the sales charges paid with respect to such Class I or Class A shares in the initial purchase and any subsequent exchange. Class I or Class A shares issued pursuant to dividend reinvestment are sold on a no-load basis in each of the funds offering Class I or Class A shares. For purposes of the exchange privilege, dividend reinvestment Class I and Class A shares shall be deemed to have been sold with a sales charge equal to the sales charge previously paid on the Class I or

Class A shares on which the dividend was paid. Based on this formula, Class I and Class A shares of the Fund generally may be exchanged into the Class I and Class A shares, respectively, of the other funds with a reduced or without a sales charge.

     In addition, each of the funds with Class B and Class C shares outstanding ("outstanding Class B or Class C shares") offers to exchange its Class B or Class C shares for Class B or Class C shares, respectively (or, in the case of Summit, Class B shares) ("new Class B or Class C shares"), of another Mercury mutual fund or of Summit on the basis of relative net asset value per Class B or Class C share, without the payment of any CDSC that might otherwise be due on redemption of the outstanding shares. Class B shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's CDSC schedule if such schedule is higher than the CDSC schedule relating to the new Class B shares acquired through use of the exchange privilege. In addition, Class B shares of the Fund acquired through use of the exchange privilege will be subject to the Fund's CDSC schedule if such schedule is higher than the CDSC schedule relating to the Class B shares of the fund from which the exchange has been made. For purposes of computing the sales charge that may be payable on a disposition of the new Class B or Class C shares, the holding period for the outstanding Class B shares is "tacked" to the holding period of the new Class B or Class C shares. For example, an investor may exchange Class B shares of the Fund for those of another Mercury fund ("new Mercury Fund") after having held the Fund's Class B shares for two-and-a-half years. The 3% CDSC that generally would apply to a redemption would not apply to the exchange. Four years later the investor may decide to redeem the Class B shares of new Mercury Fund and receive cash. There will be no CDSC due on this redemption since by "tacking" the two-and-a-half year holding period of the Fund's Class B shares to the four year holding period for the new Mercury Fund Class B shares, the investor will be deemed to have held the new Mercury Fund Class B shares for more than six years.

     Before effecting an exchange, shareholders should obtain a currently effective prospectus of the fund into which the exchange is to be made. To exercise the exchange privilege, shareholders should contact their financial consultant, who will advise the Fund of the exchange. Shareholders of the Fund and shareholders of the other funds described above with shares for which certificates have not been issued may exercise the exchange privilege by wire through their securities dealers. The Fund reserves the right to require a properly completed Exchange Application. This exchange privilege may be modified or terminated in accordance with the rules of the Commission. The Fund reserves the right to limit the number of times an investor may exercise the exchange privilege. Certain funds may suspend the continuous offering of their shares to the general public at any time and may thereafter resume such offering from time to time. The exchange privilege is available only to U.S. shareholders in states where the exchange legally may be made.

FEE-BASED PROGRAMS

     Certain fee-based programs, including pricing alternatives for securities transactions (each referred to in this paragraph as a "Program"), may permit the purchase of Class I shares at net asset value. Under specified circumstances, participants in certain Programs may deposit other classes of shares, which will be exchanged for Class I shares. Initial or deferred sales charges otherwise due in connection with such exchanges may be waived or modified, as may the Conversion Period applicable to the deposited shares. Termination of participation in certain Programs may result in the redemption of shares held therein or the automatic exchange thereof to another class at net asset value. In addition, upon termination of participation in certain Programs, shares that have been held for less than specified periods within such Program may be subject to a fee based upon the current value of such shares. These Programs also generally prohibit such shares from being transferred to another account, to another broker-dealer or to the Transfer Agent. Except in limited circumstances (which may also involve an exchange as described above), such shares must be redeemed and another class of shares purchased (which may involve the imposition of initial or deferred sales charges and distribution and account maintenance fees) in order for the investment not to be subject to Program fees. Additional information regarding certain specific Programs offered through particular selected dealers (including charges and limitations on transferability applicable to shares that may be held in such Program) is available in the Program's client agreement and from the shareholder's selected dealer.

                              DIVIDENDS AND TAXES

DIVIDENDS

     The Fund intends to distribute all its net investment income, if any. Dividends from such net investment income will be paid at least annually. All net realized capital gains, if any, will be distributed to the Fund's shareholders annually. From time to time, the Fund may declare a special dividend at or about the end of the calendar year in order to comply with a Federal income tax requirement that certain percentages of its ordinary income and capital gains be distributed during the calendar year. See "Shareholder Services -- Automatic Dividend Reinvestment Plan" for information concerning the manner in which dividends may be reinvested automatically in shares of the Fund. Shareholders may elect in writing to receive any such dividends in cash. Dividends are taxable to shareholders, as discussed below, whether they are reinvested in shares of the Fund or received in cash. The per share dividends on Class B and Class C shares will be lower than the per share dividends on Class I and Class A shares as a result of the account maintenance, distribution and higher transfer agency fees applicable with respect to the Class B and Class C shares; similarly, the per share dividends on Class A shares will be lower than the per share dividends on Class I shares as a result of the account maintenance fees applicable with respect to the Class A shares. See "Determination of Net Asset Value." Within 60 days after the end of the Fund's taxable year, each shareholder will receive notification summarizing the dividends he or she received that year. This notification will also indicate whether those dividends should be treated as ordinary income or long-term capital gains.

TAXES

     The Fund intends to continue to qualify for the special tax treatment afforded regulated investment companies ("RICs") under the Code. As long as the Fund so qualifies, the Fund (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains that it distributes to Class I, Class A, Class B and Class C shareholders ("shareholders"). The Fund intends to distribute substantially all of such income. To qualify for this treatment, the Fund must, among other things, (a) derive at least 90% of its gross income (without offset for losses from the sale or other disposition of securities or foreign currencies) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies and certain financial futures, options and forward contracts (the "Income Test"); and (b) diversify its holdings so that, at the end of each quarter of the taxable year,
(i) at least 50% of the value of its assets is represented by cash, U.S. Government securities and other securities limited in respect of any one issuer to an amount no greater than 5% of its assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities).

     Dividends paid by the Fund from its ordinary income and distributions of the Fund's net realized short-term capital gains (together referred to hereafter as "ordinary income dividends") are taxable to shareholders as ordinary income, whether or not reinvested.

     Distributions made from net capital gains (i.e., the excess of net capital gains from the sale of assets held for more than 12 months over net short-term capital losses, and including such gains from certain transactions in futures and options) ("capital gain dividends") to shareholders will be taxable as capital gains to the shareholders, whether or not reinvested and regardless of the length of time a shareholder has owned his or her shares. The maximum capital gains rate for individuals is 20% with respect to assets held for more than 12 months. The maximum capital gains rate for corporate shareholders currently is the same as the maximum corporate tax rate for ordinary income.

     Not later than 60 days after the close of its taxable year, the Fund will provide its shareholders with a written notice designating the amounts of any ordinary income and capital gain dividends. A portion of the dividends paid by the Fund out of dividends paid by certain corporations located in the U.S. may be eligible for the dividends received deduction allowed to corporations under the Code. If the Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

     Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by non-U.S. countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which the Fund will be subject, since the amount of Fund assets to be invested in any particular non-U.S. country is not known. Because the Fund limits its investments in non-U.S. securities, it is anticipated that Fund shareholders will not be entitled to claim U.S. foreign tax credits with respect to foreign taxes paid by the Fund.

     Under certain provisions of the Code, some shareholders may be subject to a 31% withholding tax on dividends and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom a certified taxpayer identification number is not on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such shareholder is not otherwise subject to backup withholding.

     Ordinary income dividends paid by the Fund to shareholders who are non-resident aliens or foreign entities generally will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Non-resident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax.

     No gain or loss will be recognized by Class B shareholders on the conversion of their Class B shares for Class A shares. A shareholder's basis in the Class A shares acquired will be the same as such shareholder's basis in the Class B shares converted, and the holding period of the acquired Class A shares will include the holding period of the converted Class B shares.

     Upon a sale or exchange of its shares, a shareholder will realize a taxable gain or loss depending on its basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. In the case of an individual, any such capital gain will be treated as short-term capital gain, taxable at the same rates as ordinary income if the shares were held for not more than 12 months and capital gain taxable at the maximum rate of 20% if such shares were held for more than 12 months. In the case of a corporation, any such capital gain will be treated as long-term capital gain, taxable at the same rates as ordinary income, if such shares were held for more than 12 months. Any such loss will be treated as long-term capital loss if such shares were held for more than 12 months. A loss recognized on the sale or exchange shares held for six months or less, however, will be treated as long-term capital loss to the extent of any long term capital gain dividends with respect to such shares.

     If a shareholder exercises an exchange privilege within 90 days of acquiring shares of the Fund, then loss recognized on the exchange will be reduced (or any gain increased) to the extent the sales charge paid to the Fund reduces any sales charge that would have been owed upon the purchase of the new shares in the absence of the exchange privilege. Instead, such sales charge will be treated as an amount paid for the new shares.

     Generally, any loss realized on a sale or exchange of shares of the Fund will be disallowed if other shares of the Fund are acquired (whether through the automatic reinvestment of dividends or otherwise) within 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

     The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of capital gains, determined, in general, on an October 31 year end, plus certain undistributed amounts from previous years. The Fund anticipates that it will make sufficient timely distributions to avoid imposition of the excise tax.

TAX TREATMENT OF OPTIONS, FUTURES AND FORWARD FOREIGN EXCHANGE TRANSACTIONS

     The Fund may write, purchase or sell options and futures and foreign currency options and futures, and related options on such futures. Options and futures contracts that are "Section 1256 contracts" will be "marked to market" for Federal income tax purposes at the end of each taxable year, i.e., each option or futures contract will be treated as sold for its fair market value on the last day of the taxable year. Unless such contract is a forward foreign exchange contract, or is a non-equity option or a regulated futures contract for a non-U.S. currency for which the Fund elects to have gain or loss treated as ordinary gain or loss under Code Section 988 (as described below), gain or loss from transactions in Section 1256 contracts will be 60% long-term and 40% short-term capital gain or loss. Application of these rules to Section 1256 contracts held by the Fund may alter the timing and character of dividends to shareholders. The mark-to-market rules outlined above, however, will not apply to certain transactions entered into by the Fund solely to reduce the risk of changes in price or interest or currency exchange rates with respect to its investments.

     A forward foreign exchange contract that is a Section 1256 contract will be marked to market, as described above. However, the character of gain or loss from such a contract will generally be ordinary under Code Section 988. The Fund may, nonetheless, elect to treat the gain or loss from such contracts as capital. In this case, gain or loss realized in connection with a forward foreign exchange contract that is a Section 1256 contract will be characterized as 60% long-term and 40% short-term capital gain or loss.

     Code Section 1092, which applies to certain "straddles," may affect the taxation of the Fund's sales of securities and transactions in options, futures and forward foreign exchange contracts. Under Section 1092, the Fund may required to postpone recognition for tax purposes of losses incurred in certain closing transactions in options, futures and forward foreign exchange contracts. Similarly, Code Section 1091, which deals with "wash sales," may cause the Fund to postpone recognition of certain losses for tax purposes; and Code Section 1258, which deals with "conversion transactions," may apply to recharacterize certain capital gains as ordinary income for tax purposes. Code Section 1259, which deals with "constructive sales" of appreciated financial positions (e.g., stock), may treat the Fund as having recognized income before the time that such income is economically recognized by the Fund.

SPECIAL RULES FOR CERTAIN FOREIGN CURRENCY TRANSACTIONS

     Under Code Section 988, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the United States dollar). In general, foreign currency gains or losses from certain forward contracts, from futures contracts that are not "regulated futures contracts" and from unlisted options will be treated as ordinary income or loss under Code
Section 988. In certain circumstances, the Fund may elect capital gain or loss treatment for such transactions. In general, however, Code Section 988 gains or losses will increase or decrease the amount of the Fund's investment company taxable income available to be distributed to shareholders as ordinary income. Additionally, if Code Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, and any distributions made before the losses were realized but in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing the basis of each shareholder's Fund shares.

OTHER TAX MATTERS

     The Fund has received a private letter ruling from the Internal Revenue Service ("IRS") to the effect that, because each Portfolio is classified as a partnership for tax purposes, the Fund will be entitled to look to the underlying assets of the Portfolio in which it has invested for purposes of satisfying various requirements of the Code applicable to RICs. If any of the facts upon which such ruling is premised change in any material respect (e.g., if the Trust were required to register its interests under the Securities Act and the Trust is unable to obtain a private letter ruling from the IRS or an opinion of counsel indicating that each Portfolio will continue to be classified as partnership), then the Board of Directors of the Corporation will determine, in its discretion, the appropriate course of action for the Fund. One possible course of action would be to withdraw the Fund's investment from the Portfolio and to retain an investment adviser to manage the Fund's assets in accordance with the investment policies applicable to the Fund. See "Investment Objectives and Policies."
                            ------------------------

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and the Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative or administrative action either prospectively or retroactively.

     Dividends and capital gains distributions and gains on the sale or exchange of shares in the Fund may also be subject to state and local taxes.

     Shareholders are urged to consult their own tax advisors regarding specific questions as to Federal, state, local or foreign taxes. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in the Fund.

                                PERFORMANCE DATA

     From time to time the Fund may include its average annual total return and other total return data in advertisements or information furnished to present or prospective shareholders. Total return is based on the Fund's historical performance and is not intended to indicate future performance. Average annual total return is determined separately for Class I, Class A, Class B and Class C shares in accordance with a formula specified by the Commission.

     Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses, including the maximum sales charge in the case of Class I and Class A shares and the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period in the case of Class B and Class C shares.

     The Fund also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical $1,000 investment, for various periods other than those noted below. Such data will be computed as described above, except that (1) as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data, may be quoted and
(2) the maximum applicable sales charges will not be included. Actual annual or annualized total return data generally will be lower than average annual total return data since the average rates of return reflect compounding of return; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time.

     In order to reflect the reduced sales charges in the case of Class I or Class A shares or the waiver of the CDSC in the case of Class B or Class C shares applicable to certain investors, as described under "Purchase of Shares" and "Redemption of Shares," respectively, the total return data quoted by the Fund in advertisements directed to such investors may take into account the reduced, and not the maximum, sales charge or may take into account the CDSC and therefore may reflect greater total return since, due to the reduced sales charges or the waiver of sales charges, a lower amount of expenses is deducted.

     On occasion, the Fund may compare its performance to, among other things, the Russell 2000 Growth Index, the Russell 2000 Index, the Value Line Composite Index, the Dow Jones Industrial Average, or other published indices, or to data contained in publications such as Lipper Analytical Services, Inc., including the Lipper Small Cap Growth Funds Average, Morningstar Publications, Inc. ("Morningstar"), other competing universes, Money Magazine, U.S. News & World Report, Business Week, Forbes Magazine, Fortune Magazine and CDA Investment Technology, Inc. When comparing its performance to a market index, the Fund may refer to various statistical measures derived from the historic performance of the Fund and the index, such as standard deviation and beta. As with other performance data, performance comparisons should not be considered indicative of the Fund's relative performance for any future period. From time to time, the Fund may include its Morningstar risk-adjusted performance rating in advertisements or supplemental sales literature. The Fund may from time to time quote in advertisements or other materials other applicable measures of performance and may also make reference to awards that may be given to the Investment Adviser.

                              GENERAL INFORMATION

DESCRIPTION OF SHARES

     The Corporation is a Maryland corporation incorporated on April 24, 1998. It has an authorized capital of 11,000,000,000 shares of Common Stock, par value $.0001 per share, of which the Fund is authorized to issue 100,000,000 shares of each of Class I, Class A, Class B and Class C.

     Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held in the election of Directors (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders, except that shareholders of the class bearing distribution expenses as provided above shall have exclusive voting rights with respect to matters relating to such distribution expenditures (except that Class B shareholders may vote upon any material changes to expenses charged under the Class A Distribution Plan). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors of the Corporation, in which event the holders of the remaining shares would be unable to elect any person as a Director.

     There normally will be no meeting of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by the shareholders, at which time the Directors then in office will call a shareholders' meeting for the election of Directors. Shareholders may, in accordance with the terms of the By-Laws, cause a meeting of shareholders to be held for the purpose of voting on the removal of Directors. Also, the Corporation will be required to call a special meeting of shareholders in accordance with the requirements of the Investment Company Act to seek approval of new management and advisory arrangements, of a material increase in account maintenance fees or of a change in fundamental policies, objectives or restrictions. Except as set forth above, the Directors shall continue to hold office and appoint successor Directors. Each issued and outstanding share is entitled to participate equally in dividends and distributions declared and in net assets upon liquidation or dissolution remaining after satisfaction of outstanding liabilities, except for any expenses which may be attributable to only one Class. Shares issued are fully-paid and non-assessable by the Corporation or the Fund.

     The Trust consists of eight portfolios and is organized as a Delaware Business Trust. Whenever the Fund is requested to vote on any matter relating to the Portfolio, the Corporation will hold a meeting of the Fund's shareholders and will cast its vote as instructed by the Fund's shareholders.

     [FAM] provided the initial capital for the Fund by purchasing 10,000 shares of the Fund, for an aggregate of $100,000. Such shares were acquired for investment and can only be disposed of by redemption. To the extent the organizational expenses of the Corporation are paid by the Corporation they will be expensed and immediately charged to net asset value. See "Determination of Net Asset Value."

     Prior to the offering of the Fund's shares, [FAM] will be the Fund's sole shareholder and deemed a controlling person of the Fund.

COMPUTATION OF OFFERING PRICE PER SHARE

     An illustration of the computation of the offering price for Class I, Class A, Class B and Class C shares of the Fund based on the projected value of the Fund's estimated net assets and projected number of shares outstanding on the date its shares are offered for sale to public investors is as follows:

                                      CLASS I       CLASS A       CLASS B       CLASS C
                                      -------       -------       -------       -------
Net Assets........................  $             $             $             $
                                    ===========   ===========   ===========   ===========
Number of Shares Outstanding......
                                    ===========   ===========   ===========   ===========
Net Asset Value Per Share (net
  assets divided by number of
  shares outstanding).............  $     10.00   $     10.00   $     10.00   $     10.00
Sales Charge (for Class I and
  Class A Shares: 5.25% of
  Offering Price (5.54% of net
  amount invested))*..............           55            55            **            **
                                    -----------   -----------   -----------   -----------
Offering Price....................  $     10.55   $     10.55   $     10.00   $     10.00
                                    ===========   ===========   ===========   ===========

---------------
 * Rounded to the nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B and Class C shares are not subject to an initial sales charge but may be subject to a CDSC on redemption. See "Account Choices -- Class B and Class C shares -- Deferred Sales Charge Options" in the Prospectus and "Redemption of Shares -- Deferred Sales Charges -- Class B and Class C Shares" herein.

INDEPENDENT AUDITORS

     Deloitte & Touche LLP, 117 Campus Drive, Princeton, New Jersey 08540, has been selected as the independent auditors of the Fund. The independent auditors are responsible for auditing the annual financial statements of the Fund.

CUSTODIAN

     Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, acts as the custodian of the Fund's assets. Under its contract with the Fund, the Custodian is authorized to establish separate accounts in foreign currencies and to cause foreign securities owned by the Fund to be held in its offices outside the United States and with certain foreign banks and securities depositories. The custodian is responsible for safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund's investments.

TRANSFER AGENT

     Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, which is a wholly owned subsidiary of ML & Co., acts as the Fund's Transfer Agent pursuant to a transfer agency, dividend disbursing agency and shareholder servicing agency agreement (the "Transfer Agency Agreement"). The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts.

LEGAL COUNSEL

     Swidler Berlin Shereff Friedman, LLP, 919 Third Avenue, New York, New York 10022, is counsel for the Fund.

REPORTS TO SHAREHOLDERS

     The Fund sends to its shareholders at least semi-annually reports showing the Fund's portfolio and other information. An annual report, containing financial statements audited by independent auditors, is sent to shareholders each year. After the end of each year, shareholders will receive Federal income tax information regarding dividends and capital gains distributions.

ADDITIONAL INFORMATION

     The Prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Corporation has filed with the Commission, Washington, D.C., under the Securities Act and the Investment Company Act, to which reference is hereby made.
                            ------------------------

                                   APPENDIX A

                INVESTMENT POLICIES INVOLVING THE USE OF INDEXED
            SECURITIES, OPTIONS, FUTURES, SWAPS AND FOREIGN EXCHANGE

     The Fund and the Portfolio are authorized to use certain derivative instruments, including indexed and inverse securities, options, futures, and swaps, and to purchase and sell foreign exchange, as described below. Such instruments are referred to collectively herein as "Strategic Instruments."

     Although certain risks are involved in options and futures transactions (as defined below in "Risk Factors in Options, Futures and Currency Instruments"), the Investment Adviser believes that, because the Fund will generally engage in these transactions, if at all, for hedging purposes, including anticipatory hedges (other than options on securities that may be used to seek increased return), the options and futures portfolio strategies of the Fund will not subject the Fund to the risks frequently associated with the speculative use of options and futures transactions. While the Fund's use of hedging strategies is intended to reduce the volatility of the net asset value of Fund shares, the Fund's net asset value will fluctuate. There can be no assurance that the Fund's hedging transactions will be effective. Furthermore, the Fund will engage in hedging activities, if at all, only from time to time and may not necessarily be engaging in hedging activities when movements in the equity markets, interest rates or currency exchange rates occur. The Fund is not required to enter into hedging transactions and may choose not to do so.

INDEXED AND INVERSE SECURITIES

     The Fund may invest in securities the potential return of which is based on the change in particular measurements of value or rate (an "index"). As an illustration, the Fund may invest in a debt security that pays interest and returns principal based on the change in the value of a securities index or a basket of securities, or based on the relative changes of two indices. In addition, the Fund may invest in securities the potential return of which is based inversely on the change in an index. For example, the Fund may invest in securities that pay a higher rate of interest when a particular index decreases and pay a lower rate of interest (or do not fully return principal) when the value of the index increases. If the Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index or indices. Furthermore, where such a security includes a contingent liability, in the event of such an adverse movement, the Fund may be required to pay substantial additional margin to maintain the position.

     Certain indexed and inverse securities may have the effect of providing investment leverage because the rate of interest or amount of principal payable increases or decreases at a rate that is a multiple of the changes in the relevant index. As a consequence, the market value of such securities may be substantially more volatile than the market values of other debt securities. The Fund believes that indexed and inverse securities may provide portfolio management flexibility that permits the Fund to seek enhanced returns, hedge other portfolio positions or vary the degree of portfolio leverage with greater efficiency than would otherwise be possible under certain market conditions.

OPTIONS ON SECURITIES AND SECURITIES INDICES

     Purchasing Options. The Fund is authorized to purchase put options on equity securities held in its portfolio or securities indices the performance of which is substantially replicated by securities held in its portfolio. When the Fund purchases a put option, in consideration for an upfront payment (the "option premium") the Fund acquires a right to sell to another party specified securities owned by the Fund at a specified price (the "exercise price") on or before a specified date (the "expiration date"), in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index declines below a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a put option limits the Fund's risk of loss in the event of a decline in the market value of the portfolio holdings underlying the put option prior to the option's expiration date. If the market value of the portfolio holdings associated with the put option increases rather than decreases, however, the Fund will lose the option premium and will consequently realize a lower return on the portfolio holdings than would have been realized without the purchase of the put.

     The Fund is also authorized to purchase call options on securities it intends to purchase or securities indices the performance of which substantially replicates the performance of the types of securities it intends to purchase. When the Fund purchases a call option, in consideration for the option premium the Fund acquires a right to purchase from another party specified securities at the exercise price on or before the expiration date, in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index increases beyond a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a call option may protect the Fund from having to pay more for a security as a consequence of increases in the market value for the security during a period when the Fund is contemplating its purchase, in the case of an option on a security, or attempting to identify specific securities in which to invest in a market the Fund believes to be attractive, in the case of an option on an index (an "anticipatory hedge"). In the event the Fund determines not to purchase a security underlying a call option, however, the Fund may lose the entire option premium.

     The Fund is also authorized to purchase put or call options in connection with closing out put or call options it has previously sold.

     Writing Options. The Fund is authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which is substantially replicated by securities held in its portfolio. When the Fund writes a call option, in return for an option premium the Fund is legally obligated to sell specified securities owned by the Fund at the exercise price on or before the expiration date, in the case of an option on securities, or to pay to another party an amount based on any gain in a specified securities index beyond a specified level on or before the expiration date, in the case of an option on a securities index, however much the exercise price exceeds the market price. The Fund may write call options to earn income through the receipt of option premiums. In the event the party to which the Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is less than the exercise price, the Fund will partially offset any decline in the value of the underlying securities through the receipt of the option premium. By writing a call option, however, the Fund limits its ability to sell the underlying securities, and gives up the opportunity to profit from any increase in the value of the underlying securities beyond the exercise price, while the option remains outstanding.

     The Fund may also write put options on securities or securities indices. When the Fund writes a put option, in return for an option premium the Fund gives another party the right to sell to the Fund a specified security at the exercise price on or before the expiration date, in the case of an option on a security, or agrees to pay to another party an amount based on any decline in a specified securities index below a specified level on or before the expiration date, in the case of an option on a securities index. The Fund may write put options to earn income through the receipt of option premiums. In the event the party to which the Fund has written an option fails to exercise its right under the option because the value of the underlying securities is greater than the exercise price, the Fund will profit by the amount of the option premium. By writing a put option, however, the Fund will be obligated to purchase the underlying security at a price that may be higher than the market value of the security at the time of exercise as long as the put option is outstanding, in the case of an option on a security, or make a cash payment reflecting any decline in the index, in the case of an option on an index. Accordingly, when the Fund writes a put option it is exposed to a risk of loss in the event the value of the underlying securities falls below the exercise price, which loss potentially may substantially exceed the amount of option premium received by the Fund for writing the put option. The Fund will write a put option on a security or a securities index only if the Fund would be willing to purchase the security at the exercise price for investment purposes (in the case of an option on a security) or is writing the put in connection with trading strategies involving combinations of options -- for example, the sale and purchase of options with identical expiration dates on the same security or index but different exercise prices (a technique called a "spread").

     The Fund is also authorized to sell put or call options in connection with closing out call or put options it has previously purchased.

     Other than with respect to closing transactions, the Fund will write only call or put options that are "covered." A put option will be considered covered if the Fund has segregated assets with respect to such option in the manner described in "Risk Factors in Options, Futures and Currency Instruments" below. A call option will be considered covered if the Fund owns the securities it would be required to deliver upon exercise of the option (or, in the case of an option on a securities index, securities that substantially correlate with the performance of such index) or owns a call option, warrant or convertible instrument that is immediately exercisable for, or convertible into, such security.

     Types of Options. The Fund may engage in transactions in options on securities or securities indices, on exchanges and in the over-the-counter ("OTC") markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater risk of counterparty default. See "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Strategic Instruments" below.

FUTURES

     The Fund may engage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of a commodity at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract, the Fund is required to deposit collateral ("margin") equal to a percentage (generally less than 10%) of the contract value with the Futures Commission Merchants (the "FCM") effecting the Fund's exchanges or in a third-party account with the Fund's Custodian. Each day thereafter until the futures position is closed, the Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. Whether the margin is deposited with the FCM or with the Custodian, the margin may be deemed to be in the FCM's custody, and, consequently, in the event of default due to the FCM's bankruptcy, the margin may be subject to pro rata treatment as the FCM's assets, which could result in potential losses to the Fund and its shareholders. Even if a transaction is profitable, the Fund may not get back the same assets which were deposited as margin or may receive payment in cash.

     The sale of a futures contract limits the Fund's risk of loss through a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract's expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, the Fund will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

     The purchase of a futures contract may protect the Fund from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Fund was attempting to identify specific securities in which to invest in a market the Fund believes to be attractive. In the event that such securities decline in value or the Fund determines not to complete an anticipatory hedge transaction relating to a futures contract, however, the Fund may realize a loss relating to the futures position.

     The Fund will limit transactions in futures and options on futures to financial futures contracts (i.e., contracts for which the underlying commodity is a currency or securities or interest rate index) purchased or sold for hedging purposes (including anticipatory hedges). The Fund will further limit transactions in futures and options on futures to the extent necessary to prevent the Fund from being deemed a "commodity pool operator" under regulations of the Commodity Futures Trading Commission. The Fund will only engage in futures and options transactions from time to time. The Fund is under no obligation to use such transactions and may choose not to do so.

SWAPS

     The Fund is authorized to enter into equity swap agreements, which are OTC contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities or equity index. Swap agreements may be used to obtain exposure to an equity or market without owning or taking physical custody of securities.

     The Fund will enter into a swap transaction only if, immediately following the time the Fund enters into the transaction, the aggregate notional principal amount of swap transactions to which the Fund is a party would not exceed 5% of the Fund's net assets.

FOREIGN EXCHANGE TRANSACTIONS

     The Fund may engage in spot and forward foreign exchange transactions and currency swaps, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, "Currency Instruments") for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.

     Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. The Fund will enter into foreign exchange transactions only for purposes of hedging either a specific transaction or a portfolio position. The Fund may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction at a future date or selling a currency in which the Fund has received or anticipates receiving a dividend or distribution. The Fund may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of the Fund is denominated or by purchasing a currency in which the Fund anticipates acquiring a portfolio position in the near future. The Fund may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis.

     The Fund may also hedge against the decline in the value of a currency against the U.S. dollar through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized, exchange-traded contracts. See "Futures" above.

     The Fund may also hedge against the decline in the value of a currency against the U.S. dollar through the use of currency options. Currency options are similar to options on securities, but in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may, however, hedge a currency by entering into a transaction in a Currency Instrument denominated in a currency other than the currency being hedged (a "cross-hedge"). The Fund will only enter into a cross-hedge if the Investment Adviser believes that (i) there is a demonstrably high correlation between the currency in which the cross-hedge is denominated and the currency being hedged, and (ii) executing a cross-hedge through the currency in which the cross-hedge is denominated will be significantly more cost-effective or provide substantially greater liquidity than executing a similar hedging transaction by means of the currency being hedged.

     The Fund will not speculate in Currency Instruments. Accordingly, the Fund will not hedge a currency in excess of the aggregate market value of the securities that it owns (including receivables for unsettled securities sales), or has committed to or anticipates purchasing, which are denominated in such currency.

     Risk Factors in Hedging Foreign Currency. While the Fund's use of Currency Instruments to effect hedging strategies is intended to reduce the volatility of the net asset value of the Fund's shares, the net asset value of the Fund's shares will fluctuate. Moreover, although Currency Instruments will be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements may not be accurately predicted and the Fund's hedging strategies may be ineffective. To the extent that the Fund hedges against anticipated currency movements that do not occur, the Fund may realize losses, and decrease its total return, as the result of its hedging transactions. Furthermore, the Fund will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur. It may not be possible for the Fund to hedge against currency exchange rate movements, even if correctly anticipated, in the event that (i) the currency exchange rate movement is so generally anticipated that the Fund is not able to enter into a hedging transaction at an effective price, or (ii) the currency exchange rate movement relates to a market with respect to which Currency Instruments are not available or in which their availability is limited (such as certain emerging markets) and it is not possible to engage in effective foreign currency hedging.

RISK FACTORS IN OPTIONS, FUTURES AND CURRENCY INSTRUMENTS

     Use of Strategic Instruments for hedging purposes involves the risk of imperfect correlation in movements in the value of the Strategic Instruments and the value of the instruments being hedged. If the value of the Strategic Instruments moves more or less than the value of the hedged instruments, the Fund will experience a gain or loss that will not be completely offset by movements in the value of the hedged instruments.

     The Fund intends to enter into transactions involving Strategic Instruments only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Strategic Instruments." However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a Strategic Instrument or the Fund will otherwise be able to sell such instrument at an acceptable price. Therefore, it may not be possible to close a position in a Strategic Instrument without incurring substantial losses, if at all.

     Certain transactions in Strategic Instruments (e.g., forward foreign exchange transactions, futures transactions, sales of put options) may expose the Fund to potential losses that exceed the amount originally invested by the Fund in such instruments. When the Fund engages in such a transaction, the Fund will deposit in a segregated account at its custodian liquid securities with a value at least equal to the Fund's exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the Commission). Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transactions, but will not limit the Fund's exposure to loss.

ADDITIONAL RISK FACTORS OF OTC TRANSACTIONS; LIMITATIONS ON THE USE OF OTC STRATEGIC INSTRUMENTS

     Certain Strategic Instruments traded in OTC markets, including indexed securities, swaps and OTC options, may be substantially less liquid than other instruments in which the Fund may invest. The absence of liquidity may make it difficult or impossible for the Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. The Fund will therefore acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Investment Adviser anticipates the Fund can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer's quotation may be used.

     The staff of the Commission has taken the position that purchased OTC options and the assets underlying written OTC options are illiquid securities. The Fund has therefore adopted an investment policy pursuant to which the Fund will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transactions, the sum of the market value of OTC options currently outstanding that are held by the Fund, the market value of the securities underlying OTC call options currently outstanding that have been sold by the Fund and margin deposits on the Fund's outstanding OTC options exceeds 15% of the net assets of the Fund, taken at market value, together with all other assets of the Fund that are deemed to be illiquid or are otherwise not readily marketable. However, if an OTC option is sold by the Fund to a dealer in U.S.

government securities recognized as a "primary dealer" by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying security minus the option's exercise price).

     Because Strategic Instruments traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that the Fund has unrealized gains in such instruments or has deposited collateral with its counterparty, the Fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. The Fund will attempt to minimize the risk that a counterparty will default by engaging in transactions in Strategic Instruments traded in OTC markets only with financial institutions that have a credit rating of AA- or better from Standard & Poor's, or Aa3 or better from Moody's, or AA or better of Fitch.

ADDITIONAL LIMITATIONS ON THE USE OF STRATEGIC INSTRUMENTS

     The Fund may not use any Strategic Instrument to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.

                                   APPENDIX B

                       RATINGS OF FIXED INCOME SECURITIES

DESCRIPTION OF MOODY'S INVESTORS SERVICES, INC.'S CORPORATE DEBT RATINGS

Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.
A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.
Baa Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured.
     Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B Bonds that are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C Bonds that are rated C are the lowest rated bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's may apply numerical modifiers 1, 2 and 3 in each generic classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS

     The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's makes no representations as to whether such commercial paper is by any other definition "commercial paper" or is exempt from registration under the Securities Act of 1933, as amended (the "Securities Act").

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

          Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

           - Leading market positions in well-established industries

           - High rates of return on funds employed

           - Conservative capitalization structures with moderate reliance on debt and ample asset protection

           - Broad margins in earnings coverage of fixed financial charges and higher internal cash generation

           - Well established access to a range of financial markets and assured sources of alternate liquidity

          Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternative liquidity is maintained.

          Issuers rated Not Prime do not fall within any of the Prime rating categories.

     If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within parentheses beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement. You are cautioned to review with your counsel any questions regarding particular support arrangements.

DESCRIPTION OF MOODY'S PREFERRED STOCK RATINGS

     Because of the fundamental differences between preferred stocks and bonds, a variation of the bond rating symbols is being used in the quality ranking of preferred stocks. The symbols, presented below, are designed to avoid comparison with bond quality in absolute terms. It should always be borne in mind that preferred stocks occupy a junior position to bonds within a particular capital structure and that these securities are rated within the universe of preferred stocks.

     Preferred stock rating symbols and their definitions are as follows:

aaa An issue that is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.
aa An issue that is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.
a An issue that is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.
baa An issue that is rated "baa" is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.
ba An issue that is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods.
     Uncertainty of position characterizes preferred stocks in this class.
b An issue that is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.
caa An issue that is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.
ca An issue that is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.
c This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's may apply numerical modifiers 1, 2 and 3 in each rating classification from "aa" through "b" in its preferred stock rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF STANDARD & POOR'S CORPORATE DEBT RATINGS

     A Standard & Poor's corporate or municipal rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligers such as guarantors, insurers or lessees.

     The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

     The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

     The ratings are based, in varying degrees, on the following considerations:
(1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA  Debt rated AAA has the highest rating assigned by Standard &
     Poor's. Capacity to pay interest and repay principal is extremely strong.
AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.
A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

     Debt rated BB, B, CCC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payment. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest or repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.
     The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.
CC The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.
C The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
CI The rating CI is reserved for income bonds on which no interest is being paid.
D Debt rated D is in default. The D rating is assigned on the day an interest or principal payment is missed. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major ratings categories.

     PROVISIONAL RATINGS: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood or risk of default upon failure of such completion. The investor should exercise judgment with respect to such likelihood and risk.

L The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal
     Savings & Loan Insurance Corp. or the Federal Deposit
     Insurance Corp. and interest is adequately collateralized.
*    Continuance of the rating is contingent upon Standard &
     Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.
NR Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

     Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

     BOND INVESTMENT QUALITY STANDARDS: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA," "AA," "A," "BBB," commonly known as "investment grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

DESCRIPTION OF STANDARD & POOR'S COMMERCIAL PAPER RATINGS

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.
A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.
A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."
A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
B Issues rated "B" are regarded as having only adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.
C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
D This rating indicates that the issue is either in default or is expected to be in default upon maturity.

     The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

DESCRIPTION OF STANDARD & POOR'S PREFERRED STOCK RATINGS

     A Standard & Poor's preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the bond rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

     The preferred stock ratings are based on the following considerations:

I.   Likelihood of payment-capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation.
II.  Nature of, and provisions of, the issue.
III. Relative position of the issue in the event of bankruptcy, reorganization, or other arrangements affecting creditors'
     rights.
AAA  This is the highest rating that may be assigned by Standard
     & Poor's to a preferred stock issue and indicates an
     extremely strong capacity to pay the preferred stock
     obligations.
AA   A preferred stock issue rated "AA" also qualifies as a
     high-quality fixed income security. The capacity to pay
     preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."
A    An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more
     susceptible to the adverse effects of changes in
     circumstances and economic conditions.
BBB  An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse
     economic conditions or changing circumstances are more
     likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A"
     category.
BB,  Preferred stock rated "BB," "B," and "CCC" are regarded, on
B,   balance, as predominantly speculative with respect to the
CCC  issuer's capacity to pay preferred stock obligations. "BB"
     indicates the lowest degree of speculation and "CCC" the
     highest degree of speculation. While such issues will likely have some quality and protection characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
CC   The rating "CC" is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is
     currently paying.
C    A preferred stock rated "C" is a non-paying issue.
D    A preferred stock rated "D" is a non-paying issue in default on debt instruments.

     NR indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

     PLUS (+) OR MINUS (-): To provide more detailed indications of preferred stock quality, the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     The preferred stock ratings are not a recommendation to purchase or sell a security, inasmuch as market price is not considered in arriving at the rating. Preferred stock ratings are wholly unrelated to Standard & Poor's earnings and dividend rankings for common stocks.

     The ratings are based on current information furnished to Standard & Poor's by the issuer, and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information.

DESCRIPTION OF FITCH IBCA, INC.'S ("FITCH") INVESTMENT GRADE BOND RATINGS

     Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and of any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

     Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."
A Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     PLUS (+) OR MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR           Indicates that Fitch does not rate the specific issue.
Conditional  A conditional rating is premised on the successful completion of a project or the occurrence of a specific
             event.
Suspended    A rating is suspended when Fitch deems the amount of
             information available from the issuer to be inadequate for rating purposes.
Withdrawn    A rating will be withdrawn when an issue matures or is
             called or refinanced and, at Fitch's discretion, when an
             issuer fails to furnish proper and timely information.
FitchAlert   Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as
             "Positive" indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be
             raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

     Ratings Outlook: An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

DESCRIPTION OF FITCH SPECULATIVE GRADE BOND RATINGS

     Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization or liquidation.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

     Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB   Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the
     obligor in satisfying its debt service requirements.
B    Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and
     interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity
     throughout the life of the issue.
CCC  Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet
     obligations requires an advantageous business and economic environment.
CC   Bonds are minimally protected. Default in payment of
     interest and/or principal seems probable over time.
C    Bonds are in imminent default in payment of interest or
     principal.
DDD  Bonds are in default on interest and/or principal payments.
DD   Such bonds are extremely speculative and should be valued on
D    the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents
     the lowest potential for recovery.

     PLUS (+) OR MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

DESCRIPTION OF FITCH INVESTMENT GRADE SHORT-TERM RATINGS

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

     Fitch short-term ratings are as follows:

F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned
      "F-1+" and "F-1" ratings.
F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.
F-S Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.
D Default. Issues assigned this rating are in actual or imminent payment default.
LOC The symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.

                     (This page intentionally left blank.)

CODE # 19072-0999
(C) Mercury Asset Management International Ltd.

                           PART C. OTHER INFORMATION

ITEM 23.  EXHIBITS:

EXHIBIT
NUMBER
-------
 1(a)     -- Articles of Incorporation of Registrant.(1)
 1(b)     -- Amended Articles of Incorporation of Registrant.(1)
 1(c)     -- Articles of Amendment of Registrant.(1)
 1(d)     -- Articles of Amendment of Registrant.(1)
 1(e)     -- Articles of Amendment of Registrant.(1)
 1(f)     -- Articles of Amendment of Registrant.(2)
 2        -- Amended and Restated By-Laws of Registrant.(1)
 3        -- Instrument Defining Rights of Shareholders. Incorporated
             by reference to Exhibits 1 and 2 above.
 4        -- Not Applicable.
 5(a)     -- Class I Distribution Agreement between Registrant and
             Mercury Funds Distributor, a division of Princeton Funds
             Distributor, Inc.(2)
 5(b)     -- Class A Distribution Agreement between Registrant and
             Mercury Funds Distributor, a division of Princeton Funds
             Distributor, Inc.(2)
 5(c)     -- Class B Distribution Agreement between Registrant and
             Mercury Funds Distributor, a division of Princeton Funds
             Distributor, Inc.(2)
 5(d)     -- Class C Distribution Agreement between Registrant and
             Mercury Funds Distributor, a division of Princeton Funds
             Distributor, Inc.(2)
 6        -- None.
 7        -- Custody Agreement between Registrant and Brown Brothers
             Harriman & Co.(1)
 8(a)     -- Administration Agreement between Registrant and Fund
             Asset Management, L.P.(2)
 8(b)     -- Transfer Agency, Dividend Disbursing Agency and
             Shareholder Servicing Agency Agreement between Registrant
             and Financial Data Services, Inc.(1)
 8(c)     -- License Agreement relating to Use of Name among [Mercury
             Asset Management International Ltd.], Mercury Asset
             Management Group Ltd. and Mercury Funds Distributor, a
             division of Princeton Funds Distributor, Inc.(1)
 8(d)     -- License Agreement relating to Use of Name among [Mercury
             Asset Management International Ltd.], Mercury Asset
             Management Group Ltd. and Registrant.(1)
 9        -- Opinion and consent of Swidler Berlin Shereff Friedman,
             LLP, counsel for Registrant.(2)
10        -- Consent of Deloitte & Touche, LLP, independent auditors for the Registrant.(2)
11        -- None.
12        -- Certificate of [Fund Asset Management, L.P.](2)
13(a)     -- Class A Distribution Plan and Class A Plan
             Sub-Agreement.(2)
13(b)     -- Class B Distribution Plan and Class B Plan
             Sub-Agreement.(2)
13(c)     -- Class C Distribution Plan and Class C Plan
             Sub-Agreement.(2)
14        -- Not Applicable.
15(a)     -- Rule 18f-3 Plan.(1)
15(b)     -- Powers of Attorney for Officers, Directors and
             Trustees.(1)
15(c)     -- Powers of Attorney for Donald C. Burke.(3)

---------------
(1) Incorporated by reference to identically numbered exhibit to the Initial Registration Statement on Form N-1A of the Mercury Global Balanced Fund filed on February 12, 1999 (File No. 333-72239).
(2) To be filed by amendment.
(3) Incorporated by reference to identically numbered exhibit to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A of the Mercury Global Balanced Fund filed on April 27, 1999 (File No. 333-72239).

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     The Registrant has sold shares of its series, Mercury U.S. Small Cap Growth Fund to [Fund Asset Management, L.P. ("FAM")]. Prior to the effective date of this Registration Statement, Mercury Asset Management Master Trust will also sell interests of its series, Mercury Master U.S. Small Cap Growth Portfolio to Registrant. Therefore, the Mercury Master U.S. Small Cap Growth Portfolio of Mercury Asset Management Master Trust will be under control by and under common control with the Registrant.

ITEM 25.  INDEMNIFICATION.

     Reference is made to Article V of Registrant's Articles of Incorporation,
Article VI of Registrant's By-Laws and Section 2-418 of the Maryland General Corporation Law.

     Article VI of the By-Laws provides that each officer and Director of the Registrant shall be indemnified by the Registrant to the full extent permitted under the Maryland General Corporation Law, except that such indemnity shall not protect any such person against any liability to the Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Absent a court determination that an officer or director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination by special legal counsel in a written opinion or the vote of a quorum of the Directors who are neither "interested persons," as defined in
Section 2(a)(19) of the Investment Company Act of 1940, as amended, nor parties to the proceeding ("non-party independent Directors"), after review of the facts, that such officer or Director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Each officer and Director of the Registrant claiming indemnification within the scope of Article VI of the By-Laws shall be entitled to advances from the Registrant for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permitted under the Maryland General Corporation Law without a preliminary determination as to his or her ultimate entitlement to indemnification (except as set forth below); provided, however, that the person seeking indemnification shall provide to the Registrant a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance, if it should ultimately be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Registrant for his undertaking; (b) the Registrant is insured against losses arising by reason of the advance; (c) a majority of a quorum of non-party independent Directors, or independent legal counsel in a written opinion, shall determine, based on a review of facts readily available to the Registrant at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

     The Registrant may purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the General Laws of the State of Maryland, from liability arising from his activities as officer or Director of the Registrant. The Registrant, however, may not purchase insurance on behalf of any officer or Director of the Registrant that protects or purports to protect such person from liability to the Registrant or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     The Registrant may indemnify, make advances or purchase insurance to the extent provided in Article VI of the By-Laws on behalf of an employee or agent who is not an officer or Director of the Registrant.

     In Section 9 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the "Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

     Insofar as indemnification for liabilities arising under the Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     Set forth below is a list of each executive officer and director of Fund Asset Management, L.P. ("FAM"), of which the investment adviser is a division, indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since May 1997 for his own account or in the capacity of director, officer, partner or trustee.

                                                                    OTHER SUBSTANTIAL BUSINESS,
                NAME                   POSITIONS WITH FAM       PROFESSION, VOCATION OR EMPLOYMENT
                ----                  ---------------------   ---------------------------------------
ML & Co.............................  Limited Partner         Financial Services Holding Company;
                                                              Limited Partner of Merrill Lynch Asset
                                                              Management, L.P. ("MLAM")
Fund Asset Management, Inc..........  Limited Partner         Investment Advisory Service
Princeton Services..................  General Partner         General Partner of MLAM
Jeffrey M. Peek.....................  President               President of MLAM; President and
                                                              Director of Princeton Services;
                                                              Executive Vice President of ML & Co.;
                                                              Managing Director and Co-Head of the
                                                              Investment Banking Division of Merrill
                                                              Lynch in 1997; Senior Vice President
                                                              and Director of the Global Securities
                                                              and Economics Division of Merrill Lynch
                                                              from 1995 to 1997
Terry K. Glenn......................  Executive Vice          Executive Vice President of MLAM;
                                      President               Executive Vice President and Director
                                                              of Princeton Services; President and
                                                              Director of Princeton Funds
                                                              Distributor, Inc.; Director of FDS;
                                                              President of Princeton Administrators,
                                                              L.P.

                                                                    OTHER SUBSTANTIAL BUSINESS,
                NAME                   POSITIONS WITH FAM       PROFESSION, VOCATION OR EMPLOYMENT
                ----                  ---------------------   ---------------------------------------
Gregory A. Bundy....................  Chief Operating         Chief Operating Officer and Managing
                                      Officer and Managing    Director of MLAM; Chief Operating
                                      Director                Officer and Managing Director of
                                                              Princeton Services; Co-CEO of Merrill
                                                              Lynch Australia from 1997 to 1999
Donald C. Burke.....................  Senior Vice President   Senior Vice President and Treasurer of
                                      and Treasurer           MLAM since 1999; Senior Vice President
                                                              and Treasurer of Princeton Services;
                                                              Vice President of Princeton Funds
                                                              Distributor, Inc.; First Vice President
                                                              of MLAM from 1997 to 1999; Vice
                                                              President of MLAM from 1990 to 1997;
                                                              Director of Taxation of MLAM since 1990
Michael G. Clark....................  Senior Vice President   Senior Vice President of MLAM; Senior
                                                              Vice President of Princeton Services;
                                                              Director and Treasurer of Princeton
                                                              Funds Distributor, Inc.
Robert C. Doll......................  Senior Vice President   Senior Vice President of MLAM; Senior
                                                              Vice President of Princeton Services;
                                                              Chief Investment Officer of Oppenheimer
                                                              Funds, Inc. in 1999 and Executive Vice
                                                              President thereof from 1991 to 1999
Linda L. Federici...................  Senior Vice President   Senior Vice President of MLAM; Senior
                                                              Vice President of Princeton Services
Vincent R. Giordano.................  Senior Vice President   Senior Vice President of MLAM; Senior
                                                              Vice President of Princeton Services
Michael J. Hennewinkel..............  Senior Vice             Senior Vice President, Secretary and
                                      President, Secretary    General Counsel of MLAM; Senior Vice
                                      and General Counsel     President of Princeton Services
Philip L. Kirstein..................  Senior Vice President   Senior Vice President of MLAM; Senior
                                                              Vice President, General Counsel,
                                                              Director and Secretary of Princeton
                                                              Services
Debra W. Landsman-Yaros.............  Senior Vice President   Senior Vice President of MLAM; Senior
                                                              Vice President of Princeton Services;
                                                              Vice President of Princeton Funds
                                                              Distributor, Inc.
Joseph T. Monagle, Jr. .............  Senior Vice President   Senior Vice President of MLAM; Senior
                                                              Vice President of Princeton Services

                                                                    OTHER SUBSTANTIAL BUSINESS,
                NAME                   POSITIONS WITH FAM       PROFESSION, VOCATION OR EMPLOYMENT
                ----                  ---------------------   ---------------------------------------
Brian A. Murdock....................  Senior Vice President   Senior Vice President of MLAM; Senior
                                                              Vice President of Princeton Services;
                                                              Director of Princeton Funds
                                                              Distributor, Inc.
Gregory D. Upah.....................  Senior Vice President   Senior Vice President of MLAM; Senior
                                                              Vice President of Princeton Services

     Mr. Glenn is President and Mr. Burke is Vice President and Treasurer of all or substantially all of the investment companies described in the following two paragraphs. Mr. Glenn is a director of such companies. Messrs. Giordano, Doll, and Monagle are officers of one or more of such companies.

     FAM, located at P.O. Box 9011, Princeton, New Jersey 08543-9011, acts as the investment adviser for the following open-end registered investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc. and The Municipal Fund Accumulation Program, Inc.; and the following closed-end investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc., Debt Strategies Fund III, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniHoldings Fund, Inc., MuniHoldings Fund II, Inc., MuniHoldings Insured Fund Inc., MuniHoldings Insured Fund II, Inc., MuniHoldings Insured Fund III, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings California Insured Fund II, Inc., MuniHoldings California Insured Fund III, Inc., MuniHoldings California Insured Fund IV, Inc., MuniHoldings California Insured Fund V, Inc., MuniHoldings Michigan Insured Fund, Inc., MuniHoldings New York Insured Fund, Inc., MuniHoldings New York Insured Fund II, Inc., MuniHoldings New York Insured Fund III, Inc., MuniHoldings New York Insured Fund IV, Inc., MuniHoldings New York Fund, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings Florida Insured Fund III, MuniHoldings Florida Insured Fund IV, MuniHoldings Florida Insured Fund V, MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New Jersey Insured Fund II, Inc., MuniHoldings New Jersey Insured Fund III, Inc., MuniHoldings New Jersey Insured Fund IV, Inc., MuniHoldings Pennsylvania Insured Fund, MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc., and Worldwide DollarVest Fund, Inc.

     MLAM, located at P.O. Box 9011, Princeton, New Jersey 08543-9011, acts as investment adviser for the following open-end registered investment companies:
Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental

Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Funds, Inc. and Hotchkis and Wiley Funds (advised by Hotchkis and Wiley, a division of MLAM); and for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Senior Floating Rate Fund, Inc. and Merrill Lynch Senior Floating Rate Fund II, Inc. MLAM also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.

     Set forth below is a list of each executive officer and partner of Mercury Asset Management International Ltd., the sub-adviser to the Mercury US Small Cap Growth Fund indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since May 1997 for his own account or in the capacity of director, officer, partner or trustee.

                                                                        OTHER SUBSTANTIAL BUSINESS,
                   NAME                     POSITIONS WITH ADVISER   PROFESSION, VOCATION OR EMPLOYMENT
                   ----                     ----------------------   ----------------------------------
Peter John Gibbs..........................  Chairman                 Director of Mercury Asset
                                                                     Management Ltd.; Director of
                                                                     Mercury Asset Management
                                                                     International Channel Islands Ltd.
Carol Consuelo Brooke.....................  Deputy Chairman          Director of Mercury Asset
                                                                     Management Ltd.
David Morris Fitzgerald Scott.............  Director                 Director of Corporation of St.
                                                                     Lawrence College
Debra Ann Searle..........................  Secretary                None
John Eric Nelson..........................  Director                 None
Steve Warner Golann.......................  Director                 None

     Set forth below is a list of the name and principal business address of any company for which a person listed above serves in the capacity of director, officer, employee, partner or trustee. The address of each, unless otherwise stated is 33 King William Street, London, England EC4R 9AS.

     Mrs. Brooke also serves as director of the following companies:

     Munich London Investment Management Ltd.; Benenden School (Kent) Ltd., Cranbrook Kent, TN17 4AA; and Mercury Asset Management Pension Trustee Co. Ltd.

     Ms. Searle also serves as officer of the following companies:

     Forum House Limited; Grosvenor Alternate Partner Limited; Grosvenor General Partner Limited; Grosvenor Ventures Limited; Grosvenor Venture Managers Limited; 33 King William Street, Ltd.; Mercury Asset Management Employee Trust Co. Ltd.; Mercury Asset Management Finance Ltd.; Mercury Asset Management Group Ltd.; Mercury Asset Management Group Services Ltd.; Mercury Asset Management Holdings Ltd.; Mercury Asset Management International Ltd.; Mercury Asset Management No. 1 Limited; Mercury Asset Management Ltd.; Mercury Asset Management Pension Trustee Co. Ltd.; Mercury Fund Managers Limited; Mercury Financial Services Ltd.; Mercury Investment Management Limited; Mercury Investment Services Ltd.; Mercury Investment Trust Managers Ltd.; Mercury Life Assurance Company Ltd.; Mercury Life Limited; Mercury Life Nominees Ltd.; Mercury Private Equity Holdings Ltd.; Mercury Rowan

Mullens Ltd.; Munich London Investment Management Ltd.; Mercury Private Equity MUST 3 Limited; Third Grosvenor Limited; Wimco Nominees Ltd.; Toll Company; SNC International (Holdings) Limited; SNC Securities Limited; SNCS Limited; Storey Saver Limited; Merrill Lynch Private Capital Limited; Merrill Lynch, Pierce, Fenner & Smith (Brokers & Dealers) Limited; Merrill Lynch, Pierce, Fenner & Smith Limited; Mership Nominees Limited; ML Europe Property Ltd; ML Invest Holdings Limited; ML Invest Limited; N.Y. Nominees Limited; Paramount Nominees Limited; Prismbond Limited; RNML Limited; S.N.C. Nominees Limited; Sealion Nominees Limited; Smith Bros (Services & Leasing) Limited; Smith Bros Nominees Limited; Smith Bros Participations Limited; Smith Bros PLC; SNC Corporate Finance Limited; SNC Financial Services; McIntosh Services (UK) Limited; Merrill Lynch (UK) Pension Plan Trustees Limited; Merrill Lynch Capital Markets Bank Limited; Merrill Lynch Equities Limited; Merrill Lynch Europe Funding; Merrill Lynch Europe Holdings Limited; Merrill Lynch Europe PLC; Merrill Lynch Financial Services Limited; Merrill Lynch Gilts (Nominees) Limited; Merrill Lynch Gilts Holdings Limited; Merrill Lynch Gilts Investments Limited; Merrill Lynch Gilts Limited; Merrill Lynch Group Holdings Limited; Merrill Lynch International; Merrill Lynch International Bank Limited; Merrill Lynch Investment Services Limited; Merrill Lynch Investments Limited; Merrill Lynch Limited; Merrill Lynch Nominees Limited; Merrill Lynch Private Capital Limited; Benson Nominees Limited; C.P.W. Limited; Capital Markets; Chetwynd Nominees Limited; Citygale Nominees Limited; CLO Funding Limited; and McIntosh Services (UK) Limited.

ITEM 27.  PRINCIPAL UNDERWRITERS.

     (a) Mercury Funds Distributor, a division of Princeton Funds Distributor, Inc. ("MFD") acts as the principal underwriter for the Registrant and for each of the following open-end investment companies:

          Mercury Gold and Mining Fund of Mercury Asset Management Funds, Inc.; Mercury Global Balanced Fund of Mercury Asset Management Funds, Inc.; Mercury U.S. Large Cap Fund of Mercury Asset Management Funds, Inc.; Mercury International Fund of Mercury Asset Management Funds, Inc.; Mercury Pan-European Growth Fund of Mercury Asset Management Funds, Inc.; Summit Cash Reserves Fund of Financial Institutions Series Trust; Mercury V.I. Pan-European Growth Fund of Mercury Asset Management V.I. Funds, Inc.; Mercury V.I. U.S. Large Cap Fund of Mercury Asset Management V.I. Funds, Inc.

     A separate division of Princeton Funds Distributor, Inc. acts as the principal underwriter of other investment companies.

     (b) Set forth below is information concerning each director and officer of MFD. The principal business address of each such person is Box 9081, Princeton, New Jersey 08543-9081, except that the address of Messrs. Crook, Aldrich, Breen, Fatseas and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.

                                                   (2)                           (3)
                 (1)                      POSITIONS AND OFFICES         POSITIONS AND OFFICES
                NAME                       WITH THE DISTRIBUTOR            WITH REGISTRANT
                ----                      ---------------------      ----------------------------
Terry K. Glenn.......................  President and Director        Executive Vice President
Michael G. Clark.....................  Director and Treasurer        None
Thomas J. Verage.....................  Director                      None
Robert W. Crook......................  Senior Vice President         None
Michael J. Brady.....................  Vice President                None
William M. Breen.....................  Vice President                None
James T. Fatseas.....................  Vice President                None
Debra W. Landsman-Yaros..............  Vice President                None
Michelle T. Lau......................  Vice President                None
Donald C. Burke......................  Vice President                Vice President and Treasurer
Salvatore Venezia....................  Vice President                None
William Wasel........................  Vice President                None
Robert Harris........................  Secretary                     None

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at the offices of:

     (1) the registrant, Mercury Asset Management Funds, Inc., 800 Scudders Mill Road, Plainsboro, New Jersey 08536;

     (2) the transfer agent, Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484;

     (3) the custodian, Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109;

     (4) the investment adviser, Mercury Asset Management US, a division of Fund Asset Management, L.P., 800 Scudders Mill Road, Plainsboro, New Jersey 08536; and

     (5) the sub-adviser, Mercury Asset Management International Ltd., 33 King William Street, London EC4R 9AS, England; and

     (6) the administrator, Fund Asset Management, L.P., 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

ITEM 29.  MANAGEMENT SERVICES.

     Other than as set forth under the caption "Management of the Fund" in the Prospectus constituting Part A of the Registration Statement and under "Management of the Fund -- Management and Advisory Arrangements" in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not party to any management related service contract.

ITEM 30.  UNDERTAKINGS.

     None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 20th day of August, 1999.

                                          MERCURY U.S. SMALL CAP GROWTH
                                          FUND OF MERCURY ASSET MANAGEMENT
                                          FUNDS, INC.

                                          Registrant

                                          By:      /s/ DONALD C. BURKE
                                            ------------------------------------
                                               Donald C. Burke, Treasurer and
                                                       Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                 SIGNATURES                               TITLE                      DATE
                 ----------                               -----                      ----

                     *                        President and Director          August 20, 1999
--------------------------------------------  (Principal Executive Officer)
             (Jeffrey M. Peek)

                     *                        Executive Vice President and    August 20, 1999
--------------------------------------------  Director
              (Terry K. Glenn)

            /s/ DONALD C. BURKE               Treasurer (Principal Financial  August 20, 1999
--------------------------------------------  Accounting Officer)
             (Donald C. Burke)                and Vice President

                     *                        Director                        August 20, 1999
--------------------------------------------
              (David O. Beim)

                     *                        Director                        August 20, 1999
--------------------------------------------
              (James T. Flynn)

                     *                        Director                        August 20, 1999
--------------------------------------------
              (W. Carl Kester)

                     *                        Director                        August 20, 1999
--------------------------------------------
             (Karen P. Robards)

          *By: /s/ DONALD C. BURKE                                            August 20, 1999
--------------------------------------------
    (Donald C. Burke, Attorney-in-Fact)

* This amendment has been signed by each of the persons so indicated by the undersigned as Attorney-in-Fact.

                                   SIGNATURES

     Mercury Asset Management Master Trust has duly caused this Registration Statement of Mercury U.S. Small Cap Growth Fund of Mercury Asset Management Funds, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro and State of New Jersey on the 20th day of August, 1999.

                                          MERCURY ASSET MANAGEMENT MASTER TRUST

                                          By:      /s/ DONALD C. BURKE
                                            ------------------------------------
                                               Donald C. Burke, Treasurer and
                                                       Vice President

     This Registration Statement of Mercury U.S. Small Cap Growth Fund of Mercury Asset Management Funds, Inc., has been signed below by the following persons in the capacities and on dates indicated.

                 SIGNATURES                               TITLE                      DATE
                 ----------                               -----                      ----

                     *                        President and Trustee              August 20, 1999
--------------------------------------------  (Principal Executive Officer)
             (Jeffrey M. Peek)

                     *                        Executive Vice President and       August 20, 1999
--------------------------------------------  Trustee
              (Terry K. Glenn)

            /s/ DONALD C. BURKE               Treasurer (Principal Financial     August 20, 1999
--------------------------------------------  Accounting Officer)
             (Donald C. Burke)                and Vice President

                     *                        Trustee                            August 20, 1999
--------------------------------------------
              (David O. Beim)

                     *                        Trustee                            August 20, 1999
--------------------------------------------
              (James T. Flynn)

                     *                        Trustee                            August 20, 1999
--------------------------------------------
              (W. Carl Kester)

                     *                        Trustee                            August 20, 1999
--------------------------------------------
             (Karen P. Robards)

          *By: /s/ DONALD C. BURKE                                               August 20, 1999
--------------------------------------------
    (Donald C. Burke, Attorney-in-Fact)

* This amendment has been signed by each of the persons so indicated by the undersigned as Attorney-in-Fact.